UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Value Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Discover Financial Services	1.5
Sempra Energy	1.4
Synchrony Financial	1.3
Wells Fargo & Co.	1.2
Xcel Energy, Inc.	1.2
U.S. Bancorp	1.1
PPL Corp.	1.0
American Tower Corp.	1.0
Berkshire Hathaway, Inc. Class B	1.0
NRG Energy, Inc.	1.0
11.7

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	17.8
Consumer Discretionary	13.1
Real Estate	11.4
Industrials	10.6
Energy	9.1

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 15.9%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Adient PLC	263,800	$16,168
American Axle & Manufacturing Holdings, Inc. (a)	3,142,700	48,209
		64,377
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	4,916,506	33,432
ServiceMaster Global Holdings, Inc. (a)	436,913	22,108
		55,540
Hotels, Restaurants & Leisure - 2.2%
DineEquity, Inc.	397,147	31,510
Eldorado Resorts, Inc. (a)	1,593,665	64,543
U.S. Foods Holding Corp. (a)	1,922,100	65,697
Wyndham Worldwide Corp.	139,000	15,875
		177,625
Household Durables - 1.1%
D.R. Horton, Inc.	1,466,000	64,709
Tempur Sealy International, Inc. (a)(b)	595,800	26,662
		91,371
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	1,925,800	45,083
Leisure Products - 0.8%
Mattel, Inc. (b)	3,587,900	53,101
Vista Outdoor, Inc. (a)	660,700	11,067
		64,168
Media - 4.3%
Discovery Communications, Inc. Class A (a)(b)	977,700	23,123
DISH Network Corp. Class A (a)	756,600	25,384
Entercom Communications Corp. Class A (b)	4,251,300	43,151
GCI Liberty, Inc. (a)	631,600	28,169
Grupo Televisa SA de CV (CPO) sponsored ADR	1,206,300	21,617
Liberty Broadband Corp. Class C (a)	335,771	23,803
Liberty Global PLC Class C (a)	1,066,600	31,038
Nexstar Broadcasting Group, Inc. Class A	297,800	18,538
Omnicom Group, Inc.	801,000	59,002
Sinclair Broadcast Group, Inc. Class A (b)	1,801,956	51,085
Twenty-First Century Fox, Inc. Class A	718,600	26,272
		351,182
Specialty Retail - 2.6%
Lowe's Companies, Inc.	657,500	54,198
Michaels Companies, Inc. (a)	1,009,800	18,802
O'Reilly Automotive, Inc. (a)	265,300	67,935
Sally Beauty Holdings, Inc. (a)	1,752,100	30,294
Signet Jewelers Ltd.	1,067,400	41,501
		212,730

TOTAL CONSUMER DISCRETIONARY		1,062,076

CONSUMER STAPLES - 5.3%
Beverages - 0.3%
Cott Corp.	1,634,311	23,370
Food & Staples Retailing - 0.6%
CVS Health Corp.	650,100	45,396
Food Products - 3.1%
Darling International, Inc. (a)	2,650,000	45,421
Greencore Group PLC	9,903,600	21,644
Kellogg Co.	275,503	16,227
Nomad Foods Ltd. (a)	1,983,417	32,707
The Hershey Co.	59,700	5,489
The J.M. Smucker Co.	462,931	52,811
TreeHouse Foods, Inc. (a)	728,400	28,043
Tyson Foods, Inc. Class A	698,100	48,937
		251,279
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	412,823	29,765
Personal Products - 0.4%
Coty, Inc. Class A	2,137,409	37,084
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	714,700	39,200

TOTAL CONSUMER STAPLES		426,094

ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, a GE Co. Class A	1,938,471	69,998
C&J Energy Services, Inc. (a)	267,600	7,991
Dril-Quip, Inc. (a)	103,883	4,306
Halliburton Co.	189,455	10,039
Nabors Industries Ltd.	3,935,600	29,950
TechnipFMC PLC (b)	188,827	6,224
		128,508
Oil, Gas & Consumable Fuels - 7.5%
Andeavor	306,500	42,395
Boardwalk Pipeline Partners, LP	2,929,300	33,306
Cenovus Energy, Inc.	3,275,400	32,806
Cheniere Energy, Inc. (a)	648,800	37,734
Concho Resources, Inc. (a)	144,300	22,685
Diamondback Energy, Inc. (a)	189,517	24,343
Encana Corp.	2,288,300	28,498
Energen Corp. (a)	201,479	13,185
Enterprise Products Partners LP	651,000	17,473
EQT Corp.	907,164	45,531
GasLog Ltd.	1,568,100	26,422
Golar LNG Ltd.	713,748	22,947
Lundin Petroleum AB	1,094,900	30,284
Marathon Petroleum Corp.	579,099	43,380
Newfield Exploration Co. (a)	338,310	10,082
Phillips 66 Co.	281,300	31,312
Plains GP Holdings LP Class A	867,900	21,021
Teekay Corp. (b)	3,026,564	26,694
Teekay LNG Partners LP	2,328,777	42,500
Teekay Offshore Partners LP	9,417,100	26,274
WPX Energy, Inc. (a)	1,754,000	29,976
		608,848

TOTAL ENERGY		737,356

FINANCIALS - 17.8%
Banks - 4.4%
Bank Ireland Group PLC	728,557	6,515
CIT Group, Inc.	1,331,274	70,491
EFG Eurobank Ergasias SA (a)	6,140,560	7,779
First Citizen Bancshares, Inc. Class A	73,592	31,813
PNC Financial Services Group, Inc.	344,900	50,221
U.S. Bancorp	1,826,115	92,128
Wells Fargo & Co.	1,920,928	99,811
		358,758
Capital Markets - 4.2%
Ameriprise Financial, Inc.	145,600	20,415
Apollo Global Management LLC Class A	1,767,632	50,979
Ares Capital Corp. (b)	907,879	14,562
Ares Management LP	1,632,200	35,908
Brighthouse Financial, Inc.	125,000	6,348
Brookfield Asset Management, Inc. Class A	252,550	10,010
Franklin Resources, Inc.	764,800	25,728
KKR & Co. LP	1,133,736	23,740
Legg Mason, Inc.	1,384,000	54,945
Oaktree Capital Group LLC Class A	300,000	11,850
State Street Corp.	266,700	26,611
The Blackstone Group LP	1,402,804	43,417
Tullett Prebon PLC	2,479,900	16,087
		340,600
Consumer Finance - 5.0%
Ally Financial, Inc.	511,200	13,342
Capital One Financial Corp.	579,291	52,495
Discover Financial Services	1,696,200	120,849
Navient Corp.	1,400,000	18,564
OneMain Holdings, Inc. (a)	1,349,338	41,627
Santander Consumer U.S.A. Holdings, Inc.	700,000	12,915
SLM Corp. (a)	3,301,600	37,902
Synchrony Financial	3,170,500	105,165
		402,859
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	429,291	83,167
Donnelley Financial Solutions, Inc. (a)(c)	2,022,366	37,212
		120,379
Insurance - 2.7%
AFLAC, Inc.	234,692	10,695
AMBAC Financial Group, Inc. (a)	2,040,459	34,749
American International Group, Inc.	807,900	45,242
Axis Capital Holdings Ltd.	50,000	2,935
Chubb Ltd.	361,348	49,024
FNF Group	865,700	31,884
Greenlight Capital Re, Ltd. (a)	312,343	4,841
Hartford Financial Services Group, Inc.	275,000	14,806
Reinsurance Group of America, Inc.	99,093	14,804
The Travelers Companies, Inc.	80,000	10,528
		219,508

TOTAL FINANCIALS		1,442,104

HEALTH CARE - 6.1%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	106,200	12,492
Amgen, Inc.	231,600	40,410
United Therapeutics Corp. (a)	269,800	29,708
		82,610
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	145,900	7,345
Teleflex, Inc.	40,300	10,796
The Cooper Companies, Inc.	18,000	4,117
Zimmer Biomet Holdings, Inc.	424,246	48,860
		71,118
Health Care Providers & Services - 1.9%
Centene Corp. (a)	85,100	9,240
Cigna Corp.	84,600	14,536
DaVita HealthCare Partners, Inc. (a)	82,700	5,193
McKesson Corp.	278,100	43,442
Patterson Companies, Inc.	397,300	9,249
Premier, Inc. (a)	749,800	24,736
Quest Diagnostics, Inc.	143,100	14,482
Universal Health Services, Inc. Class B	290,574	33,184
		154,062
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	169,800	11,163
PerkinElmer, Inc.	76,000	5,575
		16,738
Pharmaceuticals - 2.1%
Allergan PLC	181,000	27,811
Indivior PLC (a)	3,792,300	23,656
Jazz Pharmaceuticals PLC (a)	458,709	69,742
Mallinckrodt PLC (a)(b)	1,250,200	16,253
Mylan NV (a)	358,800	13,907
Perrigo Co. PLC	71,900	5,618
The Medicines Company (a)	378,412	11,386
		168,373

TOTAL HEALTH CARE		492,901

INDUSTRIALS - 10.6%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	866,481	24,209
Huntington Ingalls Industries, Inc.	146,600	35,655
Ultra Electronics Holdings PLC	635,900	12,326
		72,190
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	275,900	31,315
Airlines - 1.4%
American Airlines Group, Inc.	1,749,117	75,090
JetBlue Airways Corp. (a)	2,049,099	39,322
		114,412
Commercial Services & Supplies - 0.5%
The Brink's Co.	563,400	41,579
Construction & Engineering - 1.4%
AECOM (a)	2,120,953	73,046
Arcadis NV	1,370,339	27,040
Arcadis NV rights (a)	1,244,941	707
Astaldi SpA (b)	3,366,341	9,578
		110,371
Electrical Equipment - 1.3%
Acuity Brands, Inc.	200,100	23,966
Hubbell, Inc. Class B	217,900	22,631
Regal Beloit Corp.	472,600	33,649
Sensata Technologies, Inc. PLC (a)	504,106	25,568
		105,814
Machinery - 0.9%
Allison Transmission Holdings, Inc.	1,482,665	57,809
SPX Corp. (a)	554,911	17,557
SPX Flow, Inc. (a)	34,902	1,571
		76,937
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,997	4,836
Seaspan Corp. (b)	340,702	2,620
		7,456
Professional Services - 0.4%
Dun & Bradstreet Corp.	142,900	16,478
Nielsen Holdings PLC	513,100	16,137
		32,615
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	282,300	13,948
CSX Corp.	382,432	22,713
Norfolk Southern Corp.	69,087	9,912
		46,573
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	639,696	33,347
Ashtead Group PLC	1,049,800	29,382
Fortress Transportation & Infrastructure Investors LLC	1,483,100	24,679
HD Supply Holdings, Inc. (a)	1,788,498	69,233
MRC Global, Inc. (a)	735,299	13,772
Nexeo Solutions, Inc. (a)	1,195,400	12,181
Nexeo Solutions, Inc. (a)(d)	1,170,000	11,922
		194,516
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	718,400	27,227

TOTAL INDUSTRIALS		861,005

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	1,180,200	45,107
F5 Networks, Inc. (a)	241,900	39,451
		84,558
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	319,400	22,923
Jabil, Inc.	1,288,203	34,266
TE Connectivity Ltd.	277,766	25,485
		82,674
IT Services - 5.0%
Alliance Data Systems Corp.	92,400	18,762
Amdocs Ltd.	857,900	57,694
Booz Allen Hamilton Holding Corp. Class A	982,000	38,917
Cognizant Technology Solutions Corp. Class A	585,700	47,922
Conduent, Inc. (a)	3,009,500	58,565
DXC Technology Co.	490,500	50,551
First Data Corp. Class A (a)	2,862,900	51,818
Leidos Holdings, Inc.	847,949	54,464
Unisys Corp. (a)(b)	2,005,601	22,463
		401,156
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	472,600	41,282
Qualcomm, Inc.	912,354	46,539
		87,821
Software - 0.8%
Micro Focus International PLC	2,484,800	42,846
Totvs SA	2,129,500	19,452
		62,298

TOTAL INFORMATION TECHNOLOGY		718,507

MATERIALS - 7.8%
Chemicals - 4.7%
Axalta Coating Systems Ltd. (a)	1,357,146	41,936
Celanese Corp. Class A	165,400	17,974
CF Industries Holdings, Inc.	907,900	35,227
DowDuPont, Inc.	562,706	35,586
Eastman Chemical Co.	351,603	35,892
FMC Corp.	141,200	11,258
LyondellBasell Industries NV Class A	477,880	50,526
Nutrien Ltd.	595,580	27,113
Olin Corp.	329,900	9,960
Orion Engineered Carbons SA	866,000	23,209
The Chemours Co. LLC	777,900	37,658
Tronox Ltd. Class A	1,102,377	18,939
Westlake Chemical Corp.	331,500	35,461
		380,739
Construction Materials - 0.6%
Eagle Materials, Inc.	487,200	48,213
Containers & Packaging - 1.8%
Avery Dennison Corp.	130,056	13,631
Ball Corp.	397,200	15,924
Berry Global Group, Inc. (a)	462,600	25,443
Crown Holdings, Inc. (a)	466,800	23,265
Graphic Packaging Holding Co.	2,496,073	35,694
Silgan Holdings, Inc.	1,158,100	32,508
		146,465
Metals & Mining - 0.7%
Antofagasta PLC	448,800	6,008
Constellium NV (a)	1,311,700	14,888
Randgold Resources Ltd. sponsored ADR	135,200	10,965
Steel Dynamics, Inc.	478,465	21,440
		53,301

TOTAL MATERIALS		628,718

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Tower Corp.	623,704	85,048
AvalonBay Communities, Inc.	142,200	23,179
Boston Properties, Inc.	176,600	21,441
Colony NorthStar, Inc.	7,003,208	42,790
Corporate Office Properties Trust (SBI)	716,600	19,714
Douglas Emmett, Inc.	996,200	37,128
Equinix, Inc.	105,600	44,435
Equity Commonwealth (a)	62,800	1,946
Equity Lifestyle Properties, Inc.	773,261	68,944
Equity Residential (SBI)	404,100	24,937
Essex Property Trust, Inc.	223,500	53,571
Extra Space Storage, Inc.	467,900	41,919
Forest City Realty Trust, Inc. Class A	977,195	19,603
General Growth Properties, Inc.	863,100	17,253
Grivalia Properties REIC	4,054,559	44,654
iStar Financial, Inc. (a)	2,236,865	22,682
National Retail Properties, Inc.	1,078,788	41,037
Outfront Media, Inc.	1,670,900	31,329
Public Storage	186,200	37,571
Safety Income and Growth, Inc.	177,000	3,177
SBA Communications Corp. Class A (a)	12,500	2,003
Simon Property Group, Inc.	34,500	5,394
SL Green Realty Corp.	413,500	40,415
Spirit Realty Capital, Inc.	3,627,700	29,203
Taubman Centers, Inc.	596,600	33,398
VEREIT, Inc.	5,292,200	35,987
Washington Prime Group, Inc. (b)	2,198,100	14,222
Welltower, Inc.	222,300	11,880
		854,860
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	987,000	44,721
Howard Hughes Corp. (a)	197,200	26,681
		71,402

TOTAL REAL ESTATE		926,262

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	616,607	11,457
UTILITIES - 7.9%
Electric Utilities - 4.5%
Eversource Energy	371,500	22,383
Exelon Corp.	1,802,800	71,535
NextEra Energy, Inc.	152,718	25,032
PG&E Corp.	274,300	12,645
PPL Corp.	2,933,500	85,365
Vistra Energy Corp. (a)	1,550,700	35,433
Westar Energy, Inc.	346,300	18,763
Xcel Energy, Inc.	2,029,400	95,057
		366,213
Independent Power and Renewable Electricity Producers - 1.8%
NRG Energy, Inc.	2,522,300	78,191
The AES Corp.	5,452,200	66,735
		144,926
Multi-Utilities - 1.6%
CMS Energy Corp.	293,700	13,860
Sempra Energy	1,008,097	112,705
		126,565

TOTAL UTILITIES		637,704

TOTAL COMMON STOCKS
(Cost $7,108,468)		7,944,184
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.79% 5/10/18 to 7/19/18 (e)
(Cost $2,917)	2,920	2,917
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.74% (f)	152,396,292	$152,427
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	160,487,783	160,504
TOTAL MONEY MARKET FUNDS
(Cost $312,930)		312,931
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $7,424,315)		8,260,032
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(161,845)
NET ASSETS - 100%		$8,098,187

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	212	June 2018	$39,689	$(889)	$(889)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,922,000 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,220,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$742
Fidelity Securities Lending Cash Central Fund	1,131
Total	$1,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Donnelley Financial Solutions, Inc.	$26,445	$16,476	$1,108	$--	$(133)	$(4,468)	$37,212
Total	$26,445	$16,476	$1,108	$--	$(133)	$(4,468)	$37,212

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,062,076	$1,062,076	$--	$--
Consumer Staples	426,094	386,894	39,200	--
Energy	737,356	737,356	--	--
Financials	1,442,104	1,442,104	--	--
Health Care	492,901	492,901	--	--
Industrials	861,005	861,005	--	--
Information Technology	718,507	675,661	42,846	--
Materials	628,718	628,718	--	--
Real Estate	926,262	926,262	--	--
Telecommunication Services	11,457	11,457	--	--
Utilities	637,704	637,704	--	--
U.S. Government and Government Agency Obligations	2,917	--	2,917	--
Money Market Funds	312,931	312,931	--	--
Total Investments in Securities:	$8,260,032	$8,175,069	$84,963	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(889)	$(889)	$--	$--
Total Liabilities	$(889)	$(889)	$--	$--
Total Derivative Instruments:	$(889)	$(889)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(889)
Total Equity Risk	0	(889)
Total Value of Derivatives	$0	$(889)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
United Kingdom	2.9%
Ireland	2.1%
Bermuda	2.0%
Netherlands	1.8%
Canada	1.4%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $156,355) — See accompanying schedule: Unaffiliated issuers (cost $7,068,921)	$7,909,889
Fidelity Central Funds (cost $312,930)	312,931
Other affiliated issuers (cost $42,464)	37,212
Total Investment in Securities (cost $7,424,315)		$8,260,032
Cash		131
Foreign currency held at value (cost $569)		569
Receivable for investments sold		78,855
Receivable for fund shares sold		1,375
Dividends receivable		5,782
Distributions receivable from Fidelity Central Funds		383
Prepaid expenses		4
Other receivables		967
Total assets		8,348,098
Liabilities
Payable for investments purchased	$73,508
Payable for fund shares redeemed	11,205
Accrued management fee	2,511
Payable for daily variation margin on futures contracts	475
Other affiliated payables	984
Other payables and accrued expenses	727
Collateral on securities loaned	160,501
Total liabilities		249,911
Net Assets		$8,098,187
Net Assets consist of:
Paid in capital		$6,892,588
Undistributed net investment income		29,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		341,173
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		834,805
Net Assets		$8,098,187
Value:
Net Asset Value, offering price and redemption price per share ($6,929,094 ÷ 59,016 shares)		$117.41
Class K:
Net Asset Value, offering price and redemption price per share ($1,169,093 ÷ 9,947 shares)		$117.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$70,456
Interest		153
Income from Fidelity Central Funds		1,873
Total income		72,482
Expenses
Management fee
Basic fee	$22,896
Performance adjustment	(4,310)
Transfer agent fees	5,378
Accounting and security lending fees	626
Custodian fees and expenses	98
Independent trustees' fees and expenses	17
Registration fees	84
Audit	41
Legal	21
Miscellaneous	27
Total expenses before reductions	24,878
Expense reductions	(595)	24,283
Net investment income (loss)		48,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	386,160
Fidelity Central Funds	18
Other affiliated issuers	(133)
Foreign currency transactions	(114)
Futures contracts	3,329
Total net realized gain (loss)		389,260
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(340,899)
Fidelity Central Funds	(18)
Other affiliated issuers	(4,468)
Futures contracts	(960)
Total change in net unrealized appreciation (depreciation)		(346,345)
Net gain (loss)		42,915
Net increase (decrease) in net assets resulting from operations		$91,114

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,199	$126,851
Net realized gain (loss)	389,260	556,415
Change in net unrealized appreciation (depreciation)	(346,345)	795,816
Net increase (decrease) in net assets resulting from operations	91,114	1,479,082
Distributions to shareholders from net investment income	(116,319)	(100,620)
Distributions to shareholders from net realized gain	(284,874)	(1,989)
Total distributions	(401,193)	(102,609)
Share transactions - net increase (decrease)	(8,845)	(621,951)
Total increase (decrease) in net assets	(318,924)	754,522
Net Assets
Beginning of period	8,417,111	7,662,589
End of period	$8,098,187	$8,417,111
Other Information
Undistributed net investment income end of period	$29,621	$97,741

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$121.93	$102.99	$110.73	$113.00	$99.54	$74.14
Income from Investment Operations
Net investment income (loss)A	.68	1.75B	1.70	1.17	1.02	1.13
Net realized and unrealized gain (loss)	.54	18.57	1.07	(.99)C	13.47	25.28
Total from investment operations	1.22	20.32	2.77	.18	14.49	26.41
Distributions from net investment income	(1.65)	(1.35)	(1.15)	(.91)	(.86)	(1.01)
Distributions from net realized gain	(4.09)	(.03)	(9.36)	(1.54)	(.16)	–
Total distributions	(5.74)	(1.38)	(10.51)	(2.45)	(1.03)D	(1.01)
Net asset value, end of period	$117.41	$121.93	$102.99	$110.73	$113.00	$99.54
Total ReturnE,F	.94%	19.86%	2.85%	.12%C	14.68%	36.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.58%	.62%	.79%	.73%	.67%
Expenses net of fee waivers, if any	.60%I	.58%	.62%	.79%	.73%	.67%
Expenses net of all reductions	.59%I	.57%	.61%	.78%	.73%	.65%
Net investment income (loss)	1.12%I	1.51%B	1.71%	1.02%	.95%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$6,929	$7,344	$6,741	$7,437	$8,024	$7,153
Portfolio turnover rateJ	79%I	73%	72%	80%	81%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .01%

 D Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$122.12	$103.15	$110.91	$113.17	$99.70	$74.27
Income from Investment Operations
Net investment income (loss)A	.73	1.86B	1.82	1.30	1.15	1.25
Net realized and unrealized gain (loss)	.55	18.60	1.06	(.99)C	13.47	25.30
Total from investment operations	1.28	20.46	2.88	.31	14.62	26.55
Distributions from net investment income	(1.78)	(1.47)	(1.28)	(1.03)	(.98)	(1.12)
Distributions from net realized gain	(4.09)	(.03)	(9.36)	(1.54)	(.16)	–
Total distributions	(5.87)	(1.49)D	(10.64)	(2.57)	(1.15)E	(1.12)
Net asset value, end of period	$117.53	$122.12	$103.15	$110.91	$113.17	$99.70
Total ReturnF,G	.99%	19.98%	2.96%	.24%C	14.81%	36.26%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.48%	.50%	.68%	.62%	.54%
Expenses net of fee waivers, if any	.50%J	.48%	.50%	.68%	.62%	.54%
Expenses net of all reductions	.49%J	.48%	.49%	.67%	.61%	.52%
Net investment income (loss)	1.22%J	1.61%B	1.82%	1.13%	1.07%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$1,169	$1,073	$922	$1,404	$1,499	$1,261
Portfolio turnover rateK	79%J	73%	72%	80%	81%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.33%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .13%

 D Total distributions of $1.49 per share is comprised of distributions from net investment income of $1.467 and distributions from net realized gain of $.027 per share.

 E Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,291,715
Gross unrealized depreciation	(498,775)
Net unrealized appreciation (depreciation)	$792,940
Tax cost	$7,466,203

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,299,712 and $3,617,163, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$5,104.14
Class K	274.05
	$5,378

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $91 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,131, including $4 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $552 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $43.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Value	$98,291	$87,700
Class K	18,028	12,920
Total	$116,319	$100,620
From net realized gain
Value	$243,497	$1,751
Class K	41,377	238
Total	$284,874	$1,989

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Value
Shares sold	1,011	3,128	$121,644	$356,778
Reinvestment of distributions	2,685	755	319,599	84,080
Shares redeemed	(4,913)	(9,105)	(591,299)	(1,047,226)
Net increase (decrease)	(1,217)	(5,222)	$(150,056)	$(606,368)
Class K
Shares sold	2,250	2,081	$272,876	$241,638
Reinvestment of distributions	499	118	59,405	13,157
Shares redeemed	(1,587)	(2,349)	(191,070)	(270,378)
Net increase (decrease)	1,162	(150)	$141,211	$(15,583)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Value	.60%
Actual		$1,000.00	$1,009.40	$2.99
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Class K	.50%
Actual		$1,000.00	$1,009.90	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

VAL-SANN-0618
1.703562.120

Fidelity® Value Fund Class K Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Discover Financial Services	1.5
Sempra Energy	1.4
Synchrony Financial	1.3
Wells Fargo & Co.	1.2
Xcel Energy, Inc.	1.2
U.S. Bancorp	1.1
PPL Corp.	1.0
American Tower Corp.	1.0
Berkshire Hathaway, Inc. Class B	1.0
NRG Energy, Inc.	1.0
11.7

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	17.8
Consumer Discretionary	13.1
Real Estate	11.4
Industrials	10.6
Energy	9.1

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 15.9%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Adient PLC	263,800	$16,168
American Axle & Manufacturing Holdings, Inc. (a)	3,142,700	48,209
		64,377
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	4,916,506	33,432
ServiceMaster Global Holdings, Inc. (a)	436,913	22,108
		55,540
Hotels, Restaurants & Leisure - 2.2%
DineEquity, Inc.	397,147	31,510
Eldorado Resorts, Inc. (a)	1,593,665	64,543
U.S. Foods Holding Corp. (a)	1,922,100	65,697
Wyndham Worldwide Corp.	139,000	15,875
		177,625
Household Durables - 1.1%
D.R. Horton, Inc.	1,466,000	64,709
Tempur Sealy International, Inc. (a)(b)	595,800	26,662
		91,371
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	1,925,800	45,083
Leisure Products - 0.8%
Mattel, Inc. (b)	3,587,900	53,101
Vista Outdoor, Inc. (a)	660,700	11,067
		64,168
Media - 4.3%
Discovery Communications, Inc. Class A (a)(b)	977,700	23,123
DISH Network Corp. Class A (a)	756,600	25,384
Entercom Communications Corp. Class A (b)	4,251,300	43,151
GCI Liberty, Inc. (a)	631,600	28,169
Grupo Televisa SA de CV (CPO) sponsored ADR	1,206,300	21,617
Liberty Broadband Corp. Class C (a)	335,771	23,803
Liberty Global PLC Class C (a)	1,066,600	31,038
Nexstar Broadcasting Group, Inc. Class A	297,800	18,538
Omnicom Group, Inc.	801,000	59,002
Sinclair Broadcast Group, Inc. Class A (b)	1,801,956	51,085
Twenty-First Century Fox, Inc. Class A	718,600	26,272
		351,182
Specialty Retail - 2.6%
Lowe's Companies, Inc.	657,500	54,198
Michaels Companies, Inc. (a)	1,009,800	18,802
O'Reilly Automotive, Inc. (a)	265,300	67,935
Sally Beauty Holdings, Inc. (a)	1,752,100	30,294
Signet Jewelers Ltd.	1,067,400	41,501
		212,730

TOTAL CONSUMER DISCRETIONARY		1,062,076

CONSUMER STAPLES - 5.3%
Beverages - 0.3%
Cott Corp.	1,634,311	23,370
Food & Staples Retailing - 0.6%
CVS Health Corp.	650,100	45,396
Food Products - 3.1%
Darling International, Inc. (a)	2,650,000	45,421
Greencore Group PLC	9,903,600	21,644
Kellogg Co.	275,503	16,227
Nomad Foods Ltd. (a)	1,983,417	32,707
The Hershey Co.	59,700	5,489
The J.M. Smucker Co.	462,931	52,811
TreeHouse Foods, Inc. (a)	728,400	28,043
Tyson Foods, Inc. Class A	698,100	48,937
		251,279
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	412,823	29,765
Personal Products - 0.4%
Coty, Inc. Class A	2,137,409	37,084
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	714,700	39,200

TOTAL CONSUMER STAPLES		426,094

ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, a GE Co. Class A	1,938,471	69,998
C&J Energy Services, Inc. (a)	267,600	7,991
Dril-Quip, Inc. (a)	103,883	4,306
Halliburton Co.	189,455	10,039
Nabors Industries Ltd.	3,935,600	29,950
TechnipFMC PLC (b)	188,827	6,224
		128,508
Oil, Gas & Consumable Fuels - 7.5%
Andeavor	306,500	42,395
Boardwalk Pipeline Partners, LP	2,929,300	33,306
Cenovus Energy, Inc.	3,275,400	32,806
Cheniere Energy, Inc. (a)	648,800	37,734
Concho Resources, Inc. (a)	144,300	22,685
Diamondback Energy, Inc. (a)	189,517	24,343
Encana Corp.	2,288,300	28,498
Energen Corp. (a)	201,479	13,185
Enterprise Products Partners LP	651,000	17,473
EQT Corp.	907,164	45,531
GasLog Ltd.	1,568,100	26,422
Golar LNG Ltd.	713,748	22,947
Lundin Petroleum AB	1,094,900	30,284
Marathon Petroleum Corp.	579,099	43,380
Newfield Exploration Co. (a)	338,310	10,082
Phillips 66 Co.	281,300	31,312
Plains GP Holdings LP Class A	867,900	21,021
Teekay Corp. (b)	3,026,564	26,694
Teekay LNG Partners LP	2,328,777	42,500
Teekay Offshore Partners LP	9,417,100	26,274
WPX Energy, Inc. (a)	1,754,000	29,976
		608,848

TOTAL ENERGY		737,356

FINANCIALS - 17.8%
Banks - 4.4%
Bank Ireland Group PLC	728,557	6,515
CIT Group, Inc.	1,331,274	70,491
EFG Eurobank Ergasias SA (a)	6,140,560	7,779
First Citizen Bancshares, Inc. Class A	73,592	31,813
PNC Financial Services Group, Inc.	344,900	50,221
U.S. Bancorp	1,826,115	92,128
Wells Fargo & Co.	1,920,928	99,811
		358,758
Capital Markets - 4.2%
Ameriprise Financial, Inc.	145,600	20,415
Apollo Global Management LLC Class A	1,767,632	50,979
Ares Capital Corp. (b)	907,879	14,562
Ares Management LP	1,632,200	35,908
Brighthouse Financial, Inc.	125,000	6,348
Brookfield Asset Management, Inc. Class A	252,550	10,010
Franklin Resources, Inc.	764,800	25,728
KKR & Co. LP	1,133,736	23,740
Legg Mason, Inc.	1,384,000	54,945
Oaktree Capital Group LLC Class A	300,000	11,850
State Street Corp.	266,700	26,611
The Blackstone Group LP	1,402,804	43,417
Tullett Prebon PLC	2,479,900	16,087
		340,600
Consumer Finance - 5.0%
Ally Financial, Inc.	511,200	13,342
Capital One Financial Corp.	579,291	52,495
Discover Financial Services	1,696,200	120,849
Navient Corp.	1,400,000	18,564
OneMain Holdings, Inc. (a)	1,349,338	41,627
Santander Consumer U.S.A. Holdings, Inc.	700,000	12,915
SLM Corp. (a)	3,301,600	37,902
Synchrony Financial	3,170,500	105,165
		402,859
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	429,291	83,167
Donnelley Financial Solutions, Inc. (a)(c)	2,022,366	37,212
		120,379
Insurance - 2.7%
AFLAC, Inc.	234,692	10,695
AMBAC Financial Group, Inc. (a)	2,040,459	34,749
American International Group, Inc.	807,900	45,242
Axis Capital Holdings Ltd.	50,000	2,935
Chubb Ltd.	361,348	49,024
FNF Group	865,700	31,884
Greenlight Capital Re, Ltd. (a)	312,343	4,841
Hartford Financial Services Group, Inc.	275,000	14,806
Reinsurance Group of America, Inc.	99,093	14,804
The Travelers Companies, Inc.	80,000	10,528
		219,508

TOTAL FINANCIALS		1,442,104

HEALTH CARE - 6.1%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	106,200	12,492
Amgen, Inc.	231,600	40,410
United Therapeutics Corp. (a)	269,800	29,708
		82,610
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	145,900	7,345
Teleflex, Inc.	40,300	10,796
The Cooper Companies, Inc.	18,000	4,117
Zimmer Biomet Holdings, Inc.	424,246	48,860
		71,118
Health Care Providers & Services - 1.9%
Centene Corp. (a)	85,100	9,240
Cigna Corp.	84,600	14,536
DaVita HealthCare Partners, Inc. (a)	82,700	5,193
McKesson Corp.	278,100	43,442
Patterson Companies, Inc.	397,300	9,249
Premier, Inc. (a)	749,800	24,736
Quest Diagnostics, Inc.	143,100	14,482
Universal Health Services, Inc. Class B	290,574	33,184
		154,062
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	169,800	11,163
PerkinElmer, Inc.	76,000	5,575
		16,738
Pharmaceuticals - 2.1%
Allergan PLC	181,000	27,811
Indivior PLC (a)	3,792,300	23,656
Jazz Pharmaceuticals PLC (a)	458,709	69,742
Mallinckrodt PLC (a)(b)	1,250,200	16,253
Mylan NV (a)	358,800	13,907
Perrigo Co. PLC	71,900	5,618
The Medicines Company (a)	378,412	11,386
		168,373

TOTAL HEALTH CARE		492,901

INDUSTRIALS - 10.6%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	866,481	24,209
Huntington Ingalls Industries, Inc.	146,600	35,655
Ultra Electronics Holdings PLC	635,900	12,326
		72,190
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	275,900	31,315
Airlines - 1.4%
American Airlines Group, Inc.	1,749,117	75,090
JetBlue Airways Corp. (a)	2,049,099	39,322
		114,412
Commercial Services & Supplies - 0.5%
The Brink's Co.	563,400	41,579
Construction & Engineering - 1.4%
AECOM (a)	2,120,953	73,046
Arcadis NV	1,370,339	27,040
Arcadis NV rights (a)	1,244,941	707
Astaldi SpA (b)	3,366,341	9,578
		110,371
Electrical Equipment - 1.3%
Acuity Brands, Inc.	200,100	23,966
Hubbell, Inc. Class B	217,900	22,631
Regal Beloit Corp.	472,600	33,649
Sensata Technologies, Inc. PLC (a)	504,106	25,568
		105,814
Machinery - 0.9%
Allison Transmission Holdings, Inc.	1,482,665	57,809
SPX Corp. (a)	554,911	17,557
SPX Flow, Inc. (a)	34,902	1,571
		76,937
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,997	4,836
Seaspan Corp. (b)	340,702	2,620
		7,456
Professional Services - 0.4%
Dun & Bradstreet Corp.	142,900	16,478
Nielsen Holdings PLC	513,100	16,137
		32,615
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	282,300	13,948
CSX Corp.	382,432	22,713
Norfolk Southern Corp.	69,087	9,912
		46,573
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	639,696	33,347
Ashtead Group PLC	1,049,800	29,382
Fortress Transportation & Infrastructure Investors LLC	1,483,100	24,679
HD Supply Holdings, Inc. (a)	1,788,498	69,233
MRC Global, Inc. (a)	735,299	13,772
Nexeo Solutions, Inc. (a)	1,195,400	12,181
Nexeo Solutions, Inc. (a)(d)	1,170,000	11,922
		194,516
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	718,400	27,227

TOTAL INDUSTRIALS		861,005

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	1,180,200	45,107
F5 Networks, Inc. (a)	241,900	39,451
		84,558
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	319,400	22,923
Jabil, Inc.	1,288,203	34,266
TE Connectivity Ltd.	277,766	25,485
		82,674
IT Services - 5.0%
Alliance Data Systems Corp.	92,400	18,762
Amdocs Ltd.	857,900	57,694
Booz Allen Hamilton Holding Corp. Class A	982,000	38,917
Cognizant Technology Solutions Corp. Class A	585,700	47,922
Conduent, Inc. (a)	3,009,500	58,565
DXC Technology Co.	490,500	50,551
First Data Corp. Class A (a)	2,862,900	51,818
Leidos Holdings, Inc.	847,949	54,464
Unisys Corp. (a)(b)	2,005,601	22,463
		401,156
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	472,600	41,282
Qualcomm, Inc.	912,354	46,539
		87,821
Software - 0.8%
Micro Focus International PLC	2,484,800	42,846
Totvs SA	2,129,500	19,452
		62,298

TOTAL INFORMATION TECHNOLOGY		718,507

MATERIALS - 7.8%
Chemicals - 4.7%
Axalta Coating Systems Ltd. (a)	1,357,146	41,936
Celanese Corp. Class A	165,400	17,974
CF Industries Holdings, Inc.	907,900	35,227
DowDuPont, Inc.	562,706	35,586
Eastman Chemical Co.	351,603	35,892
FMC Corp.	141,200	11,258
LyondellBasell Industries NV Class A	477,880	50,526
Nutrien Ltd.	595,580	27,113
Olin Corp.	329,900	9,960
Orion Engineered Carbons SA	866,000	23,209
The Chemours Co. LLC	777,900	37,658
Tronox Ltd. Class A	1,102,377	18,939
Westlake Chemical Corp.	331,500	35,461
		380,739
Construction Materials - 0.6%
Eagle Materials, Inc.	487,200	48,213
Containers & Packaging - 1.8%
Avery Dennison Corp.	130,056	13,631
Ball Corp.	397,200	15,924
Berry Global Group, Inc. (a)	462,600	25,443
Crown Holdings, Inc. (a)	466,800	23,265
Graphic Packaging Holding Co.	2,496,073	35,694
Silgan Holdings, Inc.	1,158,100	32,508
		146,465
Metals & Mining - 0.7%
Antofagasta PLC	448,800	6,008
Constellium NV (a)	1,311,700	14,888
Randgold Resources Ltd. sponsored ADR	135,200	10,965
Steel Dynamics, Inc.	478,465	21,440
		53,301

TOTAL MATERIALS		628,718

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Tower Corp.	623,704	85,048
AvalonBay Communities, Inc.	142,200	23,179
Boston Properties, Inc.	176,600	21,441
Colony NorthStar, Inc.	7,003,208	42,790
Corporate Office Properties Trust (SBI)	716,600	19,714
Douglas Emmett, Inc.	996,200	37,128
Equinix, Inc.	105,600	44,435
Equity Commonwealth (a)	62,800	1,946
Equity Lifestyle Properties, Inc.	773,261	68,944
Equity Residential (SBI)	404,100	24,937
Essex Property Trust, Inc.	223,500	53,571
Extra Space Storage, Inc.	467,900	41,919
Forest City Realty Trust, Inc. Class A	977,195	19,603
General Growth Properties, Inc.	863,100	17,253
Grivalia Properties REIC	4,054,559	44,654
iStar Financial, Inc. (a)	2,236,865	22,682
National Retail Properties, Inc.	1,078,788	41,037
Outfront Media, Inc.	1,670,900	31,329
Public Storage	186,200	37,571
Safety Income and Growth, Inc.	177,000	3,177
SBA Communications Corp. Class A (a)	12,500	2,003
Simon Property Group, Inc.	34,500	5,394
SL Green Realty Corp.	413,500	40,415
Spirit Realty Capital, Inc.	3,627,700	29,203
Taubman Centers, Inc.	596,600	33,398
VEREIT, Inc.	5,292,200	35,987
Washington Prime Group, Inc. (b)	2,198,100	14,222
Welltower, Inc.	222,300	11,880
		854,860
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	987,000	44,721
Howard Hughes Corp. (a)	197,200	26,681
		71,402

TOTAL REAL ESTATE		926,262

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	616,607	11,457
UTILITIES - 7.9%
Electric Utilities - 4.5%
Eversource Energy	371,500	22,383
Exelon Corp.	1,802,800	71,535
NextEra Energy, Inc.	152,718	25,032
PG&E Corp.	274,300	12,645
PPL Corp.	2,933,500	85,365
Vistra Energy Corp. (a)	1,550,700	35,433
Westar Energy, Inc.	346,300	18,763
Xcel Energy, Inc.	2,029,400	95,057
		366,213
Independent Power and Renewable Electricity Producers - 1.8%
NRG Energy, Inc.	2,522,300	78,191
The AES Corp.	5,452,200	66,735
		144,926
Multi-Utilities - 1.6%
CMS Energy Corp.	293,700	13,860
Sempra Energy	1,008,097	112,705
		126,565

TOTAL UTILITIES		637,704

TOTAL COMMON STOCKS
(Cost $7,108,468)		7,944,184
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.79% 5/10/18 to 7/19/18 (e)
(Cost $2,917)	2,920	2,917
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.74% (f)	152,396,292	$152,427
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	160,487,783	160,504
TOTAL MONEY MARKET FUNDS
(Cost $312,930)		312,931
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $7,424,315)		8,260,032
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(161,845)
NET ASSETS - 100%		$8,098,187

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	212	June 2018	$39,689	$(889)	$(889)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,922,000 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,220,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$742
Fidelity Securities Lending Cash Central Fund	1,131
Total	$1,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Donnelley Financial Solutions, Inc.	$26,445	$16,476	$1,108	$--	$(133)	$(4,468)	$37,212
Total	$26,445	$16,476	$1,108	$--	$(133)	$(4,468)	$37,212

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,062,076	$1,062,076	$--	$--
Consumer Staples	426,094	386,894	39,200	--
Energy	737,356	737,356	--	--
Financials	1,442,104	1,442,104	--	--
Health Care	492,901	492,901	--	--
Industrials	861,005	861,005	--	--
Information Technology	718,507	675,661	42,846	--
Materials	628,718	628,718	--	--
Real Estate	926,262	926,262	--	--
Telecommunication Services	11,457	11,457	--	--
Utilities	637,704	637,704	--	--
U.S. Government and Government Agency Obligations	2,917	--	2,917	--
Money Market Funds	312,931	312,931	--	--
Total Investments in Securities:	$8,260,032	$8,175,069	$84,963	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(889)	$(889)	$--	$--
Total Liabilities	$(889)	$(889)	$--	$--
Total Derivative Instruments:	$(889)	$(889)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(889)
Total Equity Risk	0	(889)
Total Value of Derivatives	$0	$(889)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
United Kingdom	2.9%
Ireland	2.1%
Bermuda	2.0%
Netherlands	1.8%
Canada	1.4%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $156,355) — See accompanying schedule: Unaffiliated issuers (cost $7,068,921)	$7,909,889
Fidelity Central Funds (cost $312,930)	312,931
Other affiliated issuers (cost $42,464)	37,212
Total Investment in Securities (cost $7,424,315)		$8,260,032
Cash		131
Foreign currency held at value (cost $569)		569
Receivable for investments sold		78,855
Receivable for fund shares sold		1,375
Dividends receivable		5,782
Distributions receivable from Fidelity Central Funds		383
Prepaid expenses		4
Other receivables		967
Total assets		8,348,098
Liabilities
Payable for investments purchased	$73,508
Payable for fund shares redeemed	11,205
Accrued management fee	2,511
Payable for daily variation margin on futures contracts	475
Other affiliated payables	984
Other payables and accrued expenses	727
Collateral on securities loaned	160,501
Total liabilities		249,911
Net Assets		$8,098,187
Net Assets consist of:
Paid in capital		$6,892,588
Undistributed net investment income		29,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		341,173
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		834,805
Net Assets		$8,098,187
Value:
Net Asset Value, offering price and redemption price per share ($6,929,094 ÷ 59,016 shares)		$117.41
Class K:
Net Asset Value, offering price and redemption price per share ($1,169,093 ÷ 9,947 shares)		$117.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$70,456
Interest		153
Income from Fidelity Central Funds		1,873
Total income		72,482
Expenses
Management fee
Basic fee	$22,896
Performance adjustment	(4,310)
Transfer agent fees	5,378
Accounting and security lending fees	626
Custodian fees and expenses	98
Independent trustees' fees and expenses	17
Registration fees	84
Audit	41
Legal	21
Miscellaneous	27
Total expenses before reductions	24,878
Expense reductions	(595)	24,283
Net investment income (loss)		48,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	386,160
Fidelity Central Funds	18
Other affiliated issuers	(133)
Foreign currency transactions	(114)
Futures contracts	3,329
Total net realized gain (loss)		389,260
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(340,899)
Fidelity Central Funds	(18)
Other affiliated issuers	(4,468)
Futures contracts	(960)
Total change in net unrealized appreciation (depreciation)		(346,345)
Net gain (loss)		42,915
Net increase (decrease) in net assets resulting from operations		$91,114

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,199	$126,851
Net realized gain (loss)	389,260	556,415
Change in net unrealized appreciation (depreciation)	(346,345)	795,816
Net increase (decrease) in net assets resulting from operations	91,114	1,479,082
Distributions to shareholders from net investment income	(116,319)	(100,620)
Distributions to shareholders from net realized gain	(284,874)	(1,989)
Total distributions	(401,193)	(102,609)
Share transactions - net increase (decrease)	(8,845)	(621,951)
Total increase (decrease) in net assets	(318,924)	754,522
Net Assets
Beginning of period	8,417,111	7,662,589
End of period	$8,098,187	$8,417,111
Other Information
Undistributed net investment income end of period	$29,621	$97,741

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$121.93	$102.99	$110.73	$113.00	$99.54	$74.14
Income from Investment Operations
Net investment income (loss)A	.68	1.75B	1.70	1.17	1.02	1.13
Net realized and unrealized gain (loss)	.54	18.57	1.07	(.99)C	13.47	25.28
Total from investment operations	1.22	20.32	2.77	.18	14.49	26.41
Distributions from net investment income	(1.65)	(1.35)	(1.15)	(.91)	(.86)	(1.01)
Distributions from net realized gain	(4.09)	(.03)	(9.36)	(1.54)	(.16)	–
Total distributions	(5.74)	(1.38)	(10.51)	(2.45)	(1.03)D	(1.01)
Net asset value, end of period	$117.41	$121.93	$102.99	$110.73	$113.00	$99.54
Total ReturnE,F	.94%	19.86%	2.85%	.12%C	14.68%	36.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.58%	.62%	.79%	.73%	.67%
Expenses net of fee waivers, if any	.60%I	.58%	.62%	.79%	.73%	.67%
Expenses net of all reductions	.59%I	.57%	.61%	.78%	.73%	.65%
Net investment income (loss)	1.12%I	1.51%B	1.71%	1.02%	.95%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$6,929	$7,344	$6,741	$7,437	$8,024	$7,153
Portfolio turnover rateJ	79%I	73%	72%	80%	81%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .01%

 D Total distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$122.12	$103.15	$110.91	$113.17	$99.70	$74.27
Income from Investment Operations
Net investment income (loss)A	.73	1.86B	1.82	1.30	1.15	1.25
Net realized and unrealized gain (loss)	.55	18.60	1.06	(.99)C	13.47	25.30
Total from investment operations	1.28	20.46	2.88	.31	14.62	26.55
Distributions from net investment income	(1.78)	(1.47)	(1.28)	(1.03)	(.98)	(1.12)
Distributions from net realized gain	(4.09)	(.03)	(9.36)	(1.54)	(.16)	–
Total distributions	(5.87)	(1.49)D	(10.64)	(2.57)	(1.15)E	(1.12)
Net asset value, end of period	$117.53	$122.12	$103.15	$110.91	$113.17	$99.70
Total ReturnF,G	.99%	19.98%	2.96%	.24%C	14.81%	36.26%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.48%	.50%	.68%	.62%	.54%
Expenses net of fee waivers, if any	.50%J	.48%	.50%	.68%	.62%	.54%
Expenses net of all reductions	.49%J	.48%	.49%	.67%	.61%	.52%
Net investment income (loss)	1.22%J	1.61%B	1.82%	1.13%	1.07%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$1,169	$1,073	$922	$1,404	$1,499	$1,261
Portfolio turnover rateK	79%J	73%	72%	80%	81%	99%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.33%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been .13%

 D Total distributions of $1.49 per share is comprised of distributions from net investment income of $1.467 and distributions from net realized gain of $.027 per share.

 E Total distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,291,715
Gross unrealized depreciation	(498,775)
Net unrealized appreciation (depreciation)	$792,940
Tax cost	$7,466,203

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,299,712 and $3,617,163, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$5,104.14
Class K	274.05
	$5,378

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $91 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,131, including $4 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $552 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $43.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Value	$98,291	$87,700
Class K	18,028	12,920
Total	$116,319	$100,620
From net realized gain
Value	$243,497	$1,751
Class K	41,377	238
Total	$284,874	$1,989

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Value
Shares sold	1,011	3,128	$121,644	$356,778
Reinvestment of distributions	2,685	755	319,599	84,080
Shares redeemed	(4,913)	(9,105)	(591,299)	(1,047,226)
Net increase (decrease)	(1,217)	(5,222)	$(150,056)	$(606,368)
Class K
Shares sold	2,250	2,081	$272,876	$241,638
Reinvestment of distributions	499	118	59,405	13,157
Shares redeemed	(1,587)	(2,349)	(191,070)	(270,378)
Net increase (decrease)	1,162	(150)	$141,211	$(15,583)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Value	.60%
Actual		$1,000.00	$1,009.40	$2.99
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Class K	.50%
Actual		$1,000.00	$1,009.90	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

VAL-K-SANN-0618
1.863251.109

Fidelity® Capital Appreciation Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Apple, Inc.	4.1
Adobe Systems, Inc.	3.6
Las Vegas Sands Corp.	3.2
Microsoft Corp.	3.1
Morgan Stanley	3.0
CME Group, Inc.	2.4
Goldman Sachs Group, Inc.	2.2
PayPal Holdings, Inc.	2.2
Visa, Inc. Class A	2.1
Marriott International, Inc. Class A	2.1
28.0

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	29.9
Financials	19.8
Consumer Discretionary	15.9
Industrials	10.4
Health Care	8.1

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments – 9.4%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Distributors - 0.4%
LKQ Corp. (a)	950,310	$29,479
Hotels, Restaurants & Leisure - 9.0%
Accor SA	252,100	14,269
Chipotle Mexican Grill, Inc. (a)	9,800	4,149
Dalata Hotel Group PLC (a)(b)	10,210,929	81,383
Domino's Pizza, Inc.	29,300	7,083
Dunkin' Brands Group, Inc. (c)	680,774	41,500
Las Vegas Sands Corp.	3,093,666	226,859
Marriott International, Inc. Class A	1,076,763	147,172
Royal Caribbean Cruises Ltd.	456,248	49,361
Texas Roadhouse, Inc. Class A	86,315	5,531
Wendy's Co.	342,200	5,728
Wyndham Worldwide Corp.	454,277	51,883
Wynn Resorts Ltd.	19,600	3,649
		638,567
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	78,200	122,471
Netflix, Inc. (a)	9,800	3,062
		125,533
Media - 1.7%
Charter Communications, Inc. Class A (a)	111,367	30,213
Interpublic Group of Companies, Inc.	3,432,294	80,968
Omnicom Group, Inc.	106,922	7,876
		119,057
Multiline Retail - 1.3%
B&M European Value Retail S.A.	4,404,452	24,576
JC Penney Corp., Inc. (a)(c)	13,321,985	38,767
Ollie's Bargain Outlet Holdings, Inc. (a)	467,732	29,093
		92,436
Specialty Retail - 1.6%
Five Below, Inc. (a)	828,100	58,472
Home Depot, Inc.	267,860	49,501
Lowe's Companies, Inc.	121,249	9,995
		117,968
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	146,700	10,037

TOTAL CONSUMER DISCRETIONARY		1,133,077

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.)	34,100	7,950
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	239,189	47,159

TOTAL CONSUMER STAPLES		55,109

ENERGY - 7.6%
Energy Equipment & Services - 1.6%
Halliburton Co.	1,906,700	101,036
Shelf Drilling Ltd. (d)	1,468,200	12,262
		113,298
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	1,262,900	85,018
BP PLC sponsored ADR	586,700	26,161
Canadian Natural Resources Ltd.	1,075,700	38,811
Cheniere Energy, Inc. (a)	489,560	28,473
ConocoPhillips Co.	1,107,120	72,516
Continental Resources, Inc. (a)	244,773	16,170
Encana Corp.	3,940,700	49,180
EOG Resources, Inc.	151,060	17,851
Marathon Oil Corp.	2,986,230	54,499
Pioneer Natural Resources Co.	90,287	18,197
Whiting Petroleum Corp. (a)	446,657	18,233
		425,109

TOTAL ENERGY		538,407

FINANCIALS - 19.8%
Banks - 1.0%
Bank of America Corp.	1,711,750	51,216
Popular, Inc.	424,515	19,651
		70,867
Capital Markets - 18.5%
BlackRock, Inc. Class A	243,694	127,086
Cboe Global Markets, Inc.	1,279,245	136,598
Charles Schwab Corp.	2,623,911	146,099
CME Group, Inc.	1,095,006	172,661
E*TRADE Financial Corp. (a)	1,428,054	86,654
Goldman Sachs Group, Inc.	667,777	159,151
MarketAxess Holdings, Inc.	111,198	22,087
Morgan Stanley	4,113,421	212,335
MSCI, Inc.	555,547	83,238
S&P Global, Inc.	475,566	89,692
T. Rowe Price Group, Inc.	704,200	80,152
		1,315,753
Consumer Finance - 0.1%
American Express Co.	127,100	12,551
Insurance - 0.2%
Arthur J. Gallagher & Co.	78,200	5,473
Progressive Corp.	97,164	5,858
W.R. Berkley Corp.	17,691	1,319
		12,650

TOTAL FINANCIALS		1,411,821

HEALTH CARE - 8.1%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	459,520	54,053
Amgen, Inc.	783,809	136,759
Epizyme, Inc. (a)	905,498	11,636
Vertex Pharmaceuticals, Inc. (a)	158,316	24,248
		226,696
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	245,900	74,004
Boston Scientific Corp. (a)	977,800	28,082
Danaher Corp.	223,500	22,422
Intuitive Surgical, Inc. (a)	166,300	73,302
ResMed, Inc.	78,863	7,464
		205,274
Health Care Providers & Services - 1.1%
Humana, Inc.	19,600	5,766
UnitedHealth Group, Inc.	310,497	73,401
		79,167
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	805,614	52,961
Pharmaceuticals - 0.2%
The Medicines Company (a)	301,320	9,067
Zoetis, Inc. Class A	39,100	3,264
		12,331

TOTAL HEALTH CARE		576,429

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.1%
Bombardier, Inc. Class B (sub. vtg.) (a)	8,155,748	25,218
Curtiss-Wright Corp.	9,800	1,255
General Dynamics Corp.	235,744	47,458
Harris Corp.	44,000	6,882
Huntington Ingalls Industries, Inc.	112,710	27,412
Lockheed Martin Corp.	133,706	42,898
Northrop Grumman Corp.	134,173	43,209
Raytheon Co.	58,700	12,030
Textron, Inc.	117,300	7,289
TransDigm Group, Inc.	24,400	7,822
		221,473
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	324,892	35,728
Building Products - 1.5%
A.O. Smith Corp.	736,900	45,209
Kingspan Group PLC (Ireland)	1,347,315	61,013
		106,222
Commercial Services & Supplies - 2.0%
Cintas Corp.	214,449	36,521
Copart, Inc. (a)	2,087,835	106,647
		143,168
Electrical Equipment - 0.2%
Rockwell Automation, Inc.	71,735	11,803
Machinery - 1.5%
Deere & Co.	531,628	71,945
Flowserve Corp.	97,800	4,343
Graco, Inc.	459,104	20,196
Xylem, Inc.	136,900	9,980
		106,464
Marine - 0.6%
Irish Continental Group PLC unit	5,928,035	40,089
Professional Services - 0.1%
Robert Half International, Inc.	107,600	6,537
Verisk Analytics, Inc. (a)	29,300	3,119
		9,656
Road & Rail - 0.8%
Union Pacific Corp.	440,000	58,797
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	9,800	2,757

TOTAL INDUSTRIALS		736,157

INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 0.0%
Motorola Solutions, Inc.	19,600	2,153
Electronic Equipment & Components - 0.5%
Cognex Corp.	326,700	15,110
FLIR Systems, Inc.	70,855	3,794
IPG Photonics Corp. (a)	72,941	15,539
		34,443
Internet Software & Services - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	97,800	17,461
Alphabet, Inc. Class C (a)	43,529	44,283
CarGurus, Inc. Class A (c)	1,470,452	45,466
Coupa Software, Inc. (a)	473,261	21,945
GoDaddy, Inc. (a)	1,765,393	113,974
LogMeIn, Inc.	260,080	28,661
New Relic, Inc. (a)	258,680	18,079
Nutanix, Inc. Class A (a)	361,550	18,291
Okta, Inc.	984,665	42,154
VeriSign, Inc. (a)	48,900	5,742
		356,056
IT Services - 5.7%
Broadridge Financial Solutions, Inc.	358,300	38,413
EPAM Systems, Inc. (a)	540,812	61,842
PayPal Holdings, Inc. (a)	2,067,057	154,223
Visa, Inc. Class A	1,182,802	150,074
		404,552
Semiconductors & Semiconductor Equipment - 2.2%
First Solar, Inc. (a)	97,800	6,935
Micron Technology, Inc. (a)	440,000	20,231
NVIDIA Corp.	361,300	81,256
Texas Instruments, Inc.	459,296	46,586
		155,008
Software - 12.4%
Activision Blizzard, Inc.	547,333	36,316
Adobe Systems, Inc. (a)	1,137,902	252,159
ANSYS, Inc. (a)	231,126	37,364
Atlassian Corp. PLC (a)	366,933	20,541
Electronic Arts, Inc. (a)	666,438	78,626
Intuit, Inc.	399,071	73,744
Microsoft Corp.	2,370,540	221,693
Parametric Technology Corp. (a)	48,900	4,027
Paycom Software, Inc. (a)(c)	357,249	40,801
Red Hat, Inc. (a)	29,300	4,778
Salesforce.com, Inc. (a)	430,200	52,050
Take-Two Interactive Software, Inc. (a)	378,799	37,770
Zendesk, Inc. (a)	294,100	14,337
Zuora, Inc.	361,128	6,955
		881,161
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,774,100	293,184
NetApp, Inc.	48,900	3,256
		296,440

TOTAL INFORMATION TECHNOLOGY		2,129,813

MATERIALS - 4.7%
Chemicals - 2.7%
DowDuPont, Inc.	739,012	46,735
Eastman Chemical Co.	62,030	6,332
Ecolab, Inc.	48,900	7,079
FMC Corp.	1,689,822	134,730
		194,876
Metals & Mining - 2.0%
Glencore Xstrata PLC	15,515,313	74,909
New Gold, Inc. (a)	1,668,229	3,911
Rio Tinto PLC	1,107,752	60,379
		139,199

TOTAL MATERIALS		334,075

TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	851,421	51,519
TOTAL COMMON STOCKS
(Cost $5,501,730)		6,966,407

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.74% (e)	202,652,099	202,693
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	72,773,428	72,781
TOTAL MONEY MARKET FUNDS
(Cost $275,474)		275,474
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $5,777,204)		7,241,881
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(126,967)
NET ASSETS - 100%		$7,114,914

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,262,000 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,007
Fidelity Securities Lending Cash Central Fund	1,724
Total	$2,731

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$60,550	$3,608	$--	$--	$--	$17,225	$81,383
Total	$60,550	$3,608	$--	$--	$--	$17,225	$81,383

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,133,077	$1,133,077	$--	$--
Consumer Staples	55,109	55,109	--	--
Energy	538,407	538,407	--	--
Financials	1,411,821	1,411,821	--	--
Health Care	576,429	576,429	--	--
Industrials	736,157	736,157	--	--
Information Technology	2,129,813	2,129,813	--	--
Materials	334,075	273,696	60,379	--
Telecommunication Services	51,519	51,519	--	--
Money Market Funds	275,474	275,474	--	--
Total Investments in Securities:	$7,241,881	$7,181,502	$60,379	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,238) — See accompanying schedule: Unaffiliated issuers (cost $5,457,282)	$6,885,024
Fidelity Central Funds (cost $275,474)	275,474
Other affiliated issuers (cost $44,448)	81,383
Total Investment in Securities (cost $5,777,204)		$7,241,881
Receivable for investments sold		90,127
Receivable for fund shares sold		2,237
Dividends receivable		3,738
Distributions receivable from Fidelity Central Funds		512
Prepaid expenses		4
Other receivables		420
Total assets		7,338,919
Liabilities
Payable for investments purchased	$142,055
Payable for fund shares redeemed	5,693
Accrued management fee	2,521
Other affiliated payables	799
Other payables and accrued expenses	173
Collateral on securities loaned	72,764
Total liabilities		224,005
Net Assets		$7,114,914
Net Assets consist of:
Paid in capital		$5,116,644
Undistributed net investment income		14,799
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		518,791
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,464,680
Net Assets		$7,114,914
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($5,108,684 ÷ 140,860 shares)		$36.27
Class K:
Net Asset Value, offering price and redemption price per share ($2,006,230 ÷ 55,206 shares)		$36.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$46,201
Income from Fidelity Central Funds		2,731
Total income		48,932
Expenses
Management fee
Basic fee	$20,009
Performance adjustment	(6,346)
Transfer agent fees	4,187
Accounting and security lending fees	602
Custodian fees and expenses	70
Independent trustees' fees and expenses	15
Registration fees	44
Audit	34
Legal	15
Miscellaneous	23
Total expenses before reductions	18,653
Expense reductions	(628)	18,025
Net investment income (loss)		30,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	522,376
Fidelity Central Funds	12
Foreign currency transactions	22
Total net realized gain (loss)		522,410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(84,418)
Fidelity Central Funds	(4)
Other affiliated issuers	17,225
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(67,187)
Net gain (loss)		455,223
Net increase (decrease) in net assets resulting from operations		$486,130

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,907	$80,195
Net realized gain (loss)	522,410	765,605
Change in net unrealized appreciation (depreciation)	(67,187)	796,502
Net increase (decrease) in net assets resulting from operations	486,130	1,642,302
Distributions to shareholders from net investment income	(65,666)	(85,881)
Distributions to shareholders from net realized gain	(695,859)	(295,130)
Total distributions	(761,525)	(381,011)
Share transactions - net increase (decrease)	59,654	(842,529)
Total increase (decrease) in net assets	(215,741)	418,762
Net Assets
Beginning of period	7,330,655	6,911,893
End of period	$7,114,914	$7,330,655
Other Information
Undistributed net investment income end of period	$14,799	$49,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.90	$31.75	$37.03	$39.82	$37.30	$29.21
Income from Investment Operations
Net investment income (loss)A	.15	.38	.34	.24	.11	.19
Net realized and unrealized gain (loss)	2.23	7.55	(1.34)	1.13	6.05	8.66
Total from investment operations	2.38	7.93	(1.00)	1.37	6.16	8.85
Distributions from net investment income	(.34)	(.39)	(.27)	(.10)	(.14)	(.17)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)	(.59)
Total distributions	(4.01)	(1.78)	(4.28)	(4.16)	(3.64)	(.76)
Net asset value, end of period	$36.27	$37.90	$31.75	$37.03	$39.82	$37.30
Total ReturnB,C	6.75%	25.93%	(3.06)%	3.50%	17.86%	31.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.51%	.61%	.83%	.82%	.79%
Expenses net of fee waivers, if any	.53%F	.51%	.61%	.83%	.82%	.79%
Expenses net of all reductions	.52%F	.50%	.60%	.82%	.81%	.77%
Net investment income (loss)	.81%F	1.09%	1.05%	.63%	.28%	.57%
Supplemental Data
Net assets, end of period (in millions)	$5,109	$5,157	$4,809	$5,906	$6,132	$5,920
Portfolio turnover rateG	115%F	129%	120%	126%	112%	156%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.99	$31.83	$37.11	$39.90	$37.38	$29.28
Income from Investment Operations
Net investment income (loss)A	.17	.41	.37	.28	.15	.23
Net realized and unrealized gain (loss)	2.23	7.57	(1.33)	1.14	6.06	8.67
Total from investment operations	2.40	7.98	(.96)	1.42	6.21	8.90
Distributions from net investment income	(.37)	(.43)	(.31)	(.15)	(.19)	(.21)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)	(.59)
Total distributions	(4.05)B	(1.82)	(4.32)	(4.21)	(3.69)	(.80)
Net asset value, end of period	$36.34	$37.99	$31.83	$37.11	$39.90	$37.38
Total ReturnC,D	6.79%	26.04%	(2.93)%	3.62%	17.97%	31.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.41%	.50%	.72%	.70%	.66%
Expenses net of fee waivers, if any	.44%G	.41%	.50%	.72%	.70%	.66%
Expenses net of all reductions	.42%G	.40%	.48%	.72%	.70%	.63%
Net investment income (loss)	.90%G	1.20%	1.17%	.74%	.40%	.70%
Supplemental Data
Net assets, end of period (in millions)	$2,006	$2,174	$2,103	$2,524	$2,460	$2,125
Portfolio turnover rateH	115%G	129%	120%	126%	112%	156%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.05 per share is comprised of distributions from net investment income of $0.374 and distributions from net realized gain of $3.671 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,627,127
Gross unrealized depreciation	(164,987)
Net unrealized appreciation (depreciation)	$1,462,140
Tax cost	$5,779,741

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,133,228 and $4,893,539, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	of Class-Level Average Net Assets(a)
Capital Appreciation	$3,698.14
Class K	489.05
	$4,187

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $82 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,526. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,724, including $182 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $591 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Capital Appreciation	$44,905	$57,933
Class K	20,761	27,948
Total	$65,666	$85,881
From net realized gain
Capital Appreciation	$492,076	$204,981
Class K	203,783	90,149
Total	$695,859	$295,130

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Capital Appreciation
Shares sold	3,371	6,471	$123,740	$219,571
Reinvestment of distributions	14,676	7,688	509,097	248,876
Shares redeemed	(13,250)	(29,530)	(486,573)	(1,007,227)
Net increase (decrease)	4,797	(15,371)	$146,264	$(538,780)
Class K
Shares sold	3,801	6,448	$139,846	$221,397
Reinvestment of distributions	6,462	3,643	224,544	118,097
Shares redeemed	(12,290)	(18,939)	(451,000)	(643,243)
Net increase (decrease)	(2,027)	(8,848)	$(86,610)	$(303,749)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Capital Appreciation	.53%
Actual		$1,000.00	$1,067.50	$2.72
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class K	.44%
Actual		$1,000.00	$1,067.90	$2.26
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CAF-SANN-0618
1.703454.120

Fidelity® Capital Appreciation Fund Class K Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Apple, Inc.	4.1
Adobe Systems, Inc.	3.6
Las Vegas Sands Corp.	3.2
Microsoft Corp.	3.1
Morgan Stanley	3.0
CME Group, Inc.	2.4
Goldman Sachs Group, Inc.	2.2
PayPal Holdings, Inc.	2.2
Visa, Inc. Class A	2.1
Marriott International, Inc. Class A	2.1
28.0

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	29.9
Financials	19.8
Consumer Discretionary	15.9
Industrials	10.4
Health Care	8.1

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments – 9.4%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Distributors - 0.4%
LKQ Corp. (a)	950,310	$29,479
Hotels, Restaurants & Leisure - 9.0%
Accor SA	252,100	14,269
Chipotle Mexican Grill, Inc. (a)	9,800	4,149
Dalata Hotel Group PLC (a)(b)	10,210,929	81,383
Domino's Pizza, Inc.	29,300	7,083
Dunkin' Brands Group, Inc. (c)	680,774	41,500
Las Vegas Sands Corp.	3,093,666	226,859
Marriott International, Inc. Class A	1,076,763	147,172
Royal Caribbean Cruises Ltd.	456,248	49,361
Texas Roadhouse, Inc. Class A	86,315	5,531
Wendy's Co.	342,200	5,728
Wyndham Worldwide Corp.	454,277	51,883
Wynn Resorts Ltd.	19,600	3,649
		638,567
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	78,200	122,471
Netflix, Inc. (a)	9,800	3,062
		125,533
Media - 1.7%
Charter Communications, Inc. Class A (a)	111,367	30,213
Interpublic Group of Companies, Inc.	3,432,294	80,968
Omnicom Group, Inc.	106,922	7,876
		119,057
Multiline Retail - 1.3%
B&M European Value Retail S.A.	4,404,452	24,576
JC Penney Corp., Inc. (a)(c)	13,321,985	38,767
Ollie's Bargain Outlet Holdings, Inc. (a)	467,732	29,093
		92,436
Specialty Retail - 1.6%
Five Below, Inc. (a)	828,100	58,472
Home Depot, Inc.	267,860	49,501
Lowe's Companies, Inc.	121,249	9,995
		117,968
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	146,700	10,037

TOTAL CONSUMER DISCRETIONARY		1,133,077

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.)	34,100	7,950
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	239,189	47,159

TOTAL CONSUMER STAPLES		55,109

ENERGY - 7.6%
Energy Equipment & Services - 1.6%
Halliburton Co.	1,906,700	101,036
Shelf Drilling Ltd. (d)	1,468,200	12,262
		113,298
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	1,262,900	85,018
BP PLC sponsored ADR	586,700	26,161
Canadian Natural Resources Ltd.	1,075,700	38,811
Cheniere Energy, Inc. (a)	489,560	28,473
ConocoPhillips Co.	1,107,120	72,516
Continental Resources, Inc. (a)	244,773	16,170
Encana Corp.	3,940,700	49,180
EOG Resources, Inc.	151,060	17,851
Marathon Oil Corp.	2,986,230	54,499
Pioneer Natural Resources Co.	90,287	18,197
Whiting Petroleum Corp. (a)	446,657	18,233
		425,109

TOTAL ENERGY		538,407

FINANCIALS - 19.8%
Banks - 1.0%
Bank of America Corp.	1,711,750	51,216
Popular, Inc.	424,515	19,651
		70,867
Capital Markets - 18.5%
BlackRock, Inc. Class A	243,694	127,086
Cboe Global Markets, Inc.	1,279,245	136,598
Charles Schwab Corp.	2,623,911	146,099
CME Group, Inc.	1,095,006	172,661
E*TRADE Financial Corp. (a)	1,428,054	86,654
Goldman Sachs Group, Inc.	667,777	159,151
MarketAxess Holdings, Inc.	111,198	22,087
Morgan Stanley	4,113,421	212,335
MSCI, Inc.	555,547	83,238
S&P Global, Inc.	475,566	89,692
T. Rowe Price Group, Inc.	704,200	80,152
		1,315,753
Consumer Finance - 0.1%
American Express Co.	127,100	12,551
Insurance - 0.2%
Arthur J. Gallagher & Co.	78,200	5,473
Progressive Corp.	97,164	5,858
W.R. Berkley Corp.	17,691	1,319
		12,650

TOTAL FINANCIALS		1,411,821

HEALTH CARE - 8.1%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	459,520	54,053
Amgen, Inc.	783,809	136,759
Epizyme, Inc. (a)	905,498	11,636
Vertex Pharmaceuticals, Inc. (a)	158,316	24,248
		226,696
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	245,900	74,004
Boston Scientific Corp. (a)	977,800	28,082
Danaher Corp.	223,500	22,422
Intuitive Surgical, Inc. (a)	166,300	73,302
ResMed, Inc.	78,863	7,464
		205,274
Health Care Providers & Services - 1.1%
Humana, Inc.	19,600	5,766
UnitedHealth Group, Inc.	310,497	73,401
		79,167
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	805,614	52,961
Pharmaceuticals - 0.2%
The Medicines Company (a)	301,320	9,067
Zoetis, Inc. Class A	39,100	3,264
		12,331

TOTAL HEALTH CARE		576,429

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.1%
Bombardier, Inc. Class B (sub. vtg.) (a)	8,155,748	25,218
Curtiss-Wright Corp.	9,800	1,255
General Dynamics Corp.	235,744	47,458
Harris Corp.	44,000	6,882
Huntington Ingalls Industries, Inc.	112,710	27,412
Lockheed Martin Corp.	133,706	42,898
Northrop Grumman Corp.	134,173	43,209
Raytheon Co.	58,700	12,030
Textron, Inc.	117,300	7,289
TransDigm Group, Inc.	24,400	7,822
		221,473
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	324,892	35,728
Building Products - 1.5%
A.O. Smith Corp.	736,900	45,209
Kingspan Group PLC (Ireland)	1,347,315	61,013
		106,222
Commercial Services & Supplies - 2.0%
Cintas Corp.	214,449	36,521
Copart, Inc. (a)	2,087,835	106,647
		143,168
Electrical Equipment - 0.2%
Rockwell Automation, Inc.	71,735	11,803
Machinery - 1.5%
Deere & Co.	531,628	71,945
Flowserve Corp.	97,800	4,343
Graco, Inc.	459,104	20,196
Xylem, Inc.	136,900	9,980
		106,464
Marine - 0.6%
Irish Continental Group PLC unit	5,928,035	40,089
Professional Services - 0.1%
Robert Half International, Inc.	107,600	6,537
Verisk Analytics, Inc. (a)	29,300	3,119
		9,656
Road & Rail - 0.8%
Union Pacific Corp.	440,000	58,797
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	9,800	2,757

TOTAL INDUSTRIALS		736,157

INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 0.0%
Motorola Solutions, Inc.	19,600	2,153
Electronic Equipment & Components - 0.5%
Cognex Corp.	326,700	15,110
FLIR Systems, Inc.	70,855	3,794
IPG Photonics Corp. (a)	72,941	15,539
		34,443
Internet Software & Services - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	97,800	17,461
Alphabet, Inc. Class C (a)	43,529	44,283
CarGurus, Inc. Class A (c)	1,470,452	45,466
Coupa Software, Inc. (a)	473,261	21,945
GoDaddy, Inc. (a)	1,765,393	113,974
LogMeIn, Inc.	260,080	28,661
New Relic, Inc. (a)	258,680	18,079
Nutanix, Inc. Class A (a)	361,550	18,291
Okta, Inc.	984,665	42,154
VeriSign, Inc. (a)	48,900	5,742
		356,056
IT Services - 5.7%
Broadridge Financial Solutions, Inc.	358,300	38,413
EPAM Systems, Inc. (a)	540,812	61,842
PayPal Holdings, Inc. (a)	2,067,057	154,223
Visa, Inc. Class A	1,182,802	150,074
		404,552
Semiconductors & Semiconductor Equipment - 2.2%
First Solar, Inc. (a)	97,800	6,935
Micron Technology, Inc. (a)	440,000	20,231
NVIDIA Corp.	361,300	81,256
Texas Instruments, Inc.	459,296	46,586
		155,008
Software - 12.4%
Activision Blizzard, Inc.	547,333	36,316
Adobe Systems, Inc. (a)	1,137,902	252,159
ANSYS, Inc. (a)	231,126	37,364
Atlassian Corp. PLC (a)	366,933	20,541
Electronic Arts, Inc. (a)	666,438	78,626
Intuit, Inc.	399,071	73,744
Microsoft Corp.	2,370,540	221,693
Parametric Technology Corp. (a)	48,900	4,027
Paycom Software, Inc. (a)(c)	357,249	40,801
Red Hat, Inc. (a)	29,300	4,778
Salesforce.com, Inc. (a)	430,200	52,050
Take-Two Interactive Software, Inc. (a)	378,799	37,770
Zendesk, Inc. (a)	294,100	14,337
Zuora, Inc.	361,128	6,955
		881,161
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,774,100	293,184
NetApp, Inc.	48,900	3,256
		296,440

TOTAL INFORMATION TECHNOLOGY		2,129,813

MATERIALS - 4.7%
Chemicals - 2.7%
DowDuPont, Inc.	739,012	46,735
Eastman Chemical Co.	62,030	6,332
Ecolab, Inc.	48,900	7,079
FMC Corp.	1,689,822	134,730
		194,876
Metals & Mining - 2.0%
Glencore Xstrata PLC	15,515,313	74,909
New Gold, Inc. (a)	1,668,229	3,911
Rio Tinto PLC	1,107,752	60,379
		139,199

TOTAL MATERIALS		334,075

TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	851,421	51,519
TOTAL COMMON STOCKS
(Cost $5,501,730)		6,966,407

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.74% (e)	202,652,099	202,693
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	72,773,428	72,781
TOTAL MONEY MARKET FUNDS
(Cost $275,474)		275,474
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $5,777,204)		7,241,881
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(126,967)
NET ASSETS - 100%		$7,114,914

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,262,000 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,007
Fidelity Securities Lending Cash Central Fund	1,724
Total	$2,731

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$60,550	$3,608	$--	$--	$--	$17,225	$81,383
Total	$60,550	$3,608	$--	$--	$--	$17,225	$81,383

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,133,077	$1,133,077	$--	$--
Consumer Staples	55,109	55,109	--	--
Energy	538,407	538,407	--	--
Financials	1,411,821	1,411,821	--	--
Health Care	576,429	576,429	--	--
Industrials	736,157	736,157	--	--
Information Technology	2,129,813	2,129,813	--	--
Materials	334,075	273,696	60,379	--
Telecommunication Services	51,519	51,519	--	--
Money Market Funds	275,474	275,474	--	--
Total Investments in Securities:	$7,241,881	$7,181,502	$60,379	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,238) — See accompanying schedule: Unaffiliated issuers (cost $5,457,282)	$6,885,024
Fidelity Central Funds (cost $275,474)	275,474
Other affiliated issuers (cost $44,448)	81,383
Total Investment in Securities (cost $5,777,204)		$7,241,881
Receivable for investments sold		90,127
Receivable for fund shares sold		2,237
Dividends receivable		3,738
Distributions receivable from Fidelity Central Funds		512
Prepaid expenses		4
Other receivables		420
Total assets		7,338,919
Liabilities
Payable for investments purchased	$142,055
Payable for fund shares redeemed	5,693
Accrued management fee	2,521
Other affiliated payables	799
Other payables and accrued expenses	173
Collateral on securities loaned	72,764
Total liabilities		224,005
Net Assets		$7,114,914
Net Assets consist of:
Paid in capital		$5,116,644
Undistributed net investment income		14,799
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		518,791
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,464,680
Net Assets		$7,114,914
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($5,108,684 ÷ 140,860 shares)		$36.27
Class K:
Net Asset Value, offering price and redemption price per share ($2,006,230 ÷ 55,206 shares)		$36.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$46,201
Income from Fidelity Central Funds		2,731
Total income		48,932
Expenses
Management fee
Basic fee	$20,009
Performance adjustment	(6,346)
Transfer agent fees	4,187
Accounting and security lending fees	602
Custodian fees and expenses	70
Independent trustees' fees and expenses	15
Registration fees	44
Audit	34
Legal	15
Miscellaneous	23
Total expenses before reductions	18,653
Expense reductions	(628)	18,025
Net investment income (loss)		30,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	522,376
Fidelity Central Funds	12
Foreign currency transactions	22
Total net realized gain (loss)		522,410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(84,418)
Fidelity Central Funds	(4)
Other affiliated issuers	17,225
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(67,187)
Net gain (loss)		455,223
Net increase (decrease) in net assets resulting from operations		$486,130

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,907	$80,195
Net realized gain (loss)	522,410	765,605
Change in net unrealized appreciation (depreciation)	(67,187)	796,502
Net increase (decrease) in net assets resulting from operations	486,130	1,642,302
Distributions to shareholders from net investment income	(65,666)	(85,881)
Distributions to shareholders from net realized gain	(695,859)	(295,130)
Total distributions	(761,525)	(381,011)
Share transactions - net increase (decrease)	59,654	(842,529)
Total increase (decrease) in net assets	(215,741)	418,762
Net Assets
Beginning of period	7,330,655	6,911,893
End of period	$7,114,914	$7,330,655
Other Information
Undistributed net investment income end of period	$14,799	$49,558

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.90	$31.75	$37.03	$39.82	$37.30	$29.21
Income from Investment Operations
Net investment income (loss)A	.15	.38	.34	.24	.11	.19
Net realized and unrealized gain (loss)	2.23	7.55	(1.34)	1.13	6.05	8.66
Total from investment operations	2.38	7.93	(1.00)	1.37	6.16	8.85
Distributions from net investment income	(.34)	(.39)	(.27)	(.10)	(.14)	(.17)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)	(.59)
Total distributions	(4.01)	(1.78)	(4.28)	(4.16)	(3.64)	(.76)
Net asset value, end of period	$36.27	$37.90	$31.75	$37.03	$39.82	$37.30
Total ReturnB,C	6.75%	25.93%	(3.06)%	3.50%	17.86%	31.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.51%	.61%	.83%	.82%	.79%
Expenses net of fee waivers, if any	.53%F	.51%	.61%	.83%	.82%	.79%
Expenses net of all reductions	.52%F	.50%	.60%	.82%	.81%	.77%
Net investment income (loss)	.81%F	1.09%	1.05%	.63%	.28%	.57%
Supplemental Data
Net assets, end of period (in millions)	$5,109	$5,157	$4,809	$5,906	$6,132	$5,920
Portfolio turnover rateG	115%F	129%	120%	126%	112%	156%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.99	$31.83	$37.11	$39.90	$37.38	$29.28
Income from Investment Operations
Net investment income (loss)A	.17	.41	.37	.28	.15	.23
Net realized and unrealized gain (loss)	2.23	7.57	(1.33)	1.14	6.06	8.67
Total from investment operations	2.40	7.98	(.96)	1.42	6.21	8.90
Distributions from net investment income	(.37)	(.43)	(.31)	(.15)	(.19)	(.21)
Distributions from net realized gain	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)	(.59)
Total distributions	(4.05)B	(1.82)	(4.32)	(4.21)	(3.69)	(.80)
Net asset value, end of period	$36.34	$37.99	$31.83	$37.11	$39.90	$37.38
Total ReturnC,D	6.79%	26.04%	(2.93)%	3.62%	17.97%	31.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.41%	.50%	.72%	.70%	.66%
Expenses net of fee waivers, if any	.44%G	.41%	.50%	.72%	.70%	.66%
Expenses net of all reductions	.42%G	.40%	.48%	.72%	.70%	.63%
Net investment income (loss)	.90%G	1.20%	1.17%	.74%	.40%	.70%
Supplemental Data
Net assets, end of period (in millions)	$2,006	$2,174	$2,103	$2,524	$2,460	$2,125
Portfolio turnover rateH	115%G	129%	120%	126%	112%	156%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.05 per share is comprised of distributions from net investment income of $0.374 and distributions from net realized gain of $3.671 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,627,127
Gross unrealized depreciation	(164,987)
Net unrealized appreciation (depreciation)	$1,462,140
Tax cost	$5,779,741

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,133,228 and $4,893,539, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	of Class-Level Average Net Assets(a)
Capital Appreciation	$3,698.14
Class K	489.05
	$4,187

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $82 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $9,526. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,724, including $182 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $591 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Capital Appreciation	$44,905	$57,933
Class K	20,761	27,948
Total	$65,666	$85,881
From net realized gain
Capital Appreciation	$492,076	$204,981
Class K	203,783	90,149
Total	$695,859	$295,130

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Capital Appreciation
Shares sold	3,371	6,471	$123,740	$219,571
Reinvestment of distributions	14,676	7,688	509,097	248,876
Shares redeemed	(13,250)	(29,530)	(486,573)	(1,007,227)
Net increase (decrease)	4,797	(15,371)	$146,264	$(538,780)
Class K
Shares sold	3,801	6,448	$139,846	$221,397
Reinvestment of distributions	6,462	3,643	224,544	118,097
Shares redeemed	(12,290)	(18,939)	(451,000)	(643,243)
Net increase (decrease)	(2,027)	(8,848)	$(86,610)	$(303,749)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Capital Appreciation	.53%
Actual		$1,000.00	$1,067.50	$2.72
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class K	.44%
Actual		$1,000.00	$1,067.90	$2.26
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

CAF-K-SANN-0618
1.863094.109

Fidelity® Disciplined Equity Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Microsoft Corp.	4.0
Johnson & Johnson	2.3
Amazon.com, Inc.	2.1
Bank of America Corp.	2.1
Chevron Corp.	1.9
UnitedHealth Group, Inc.	1.9
Wells Fargo & Co.	1.8
Cisco Systems, Inc.	1.8
Apple, Inc.	1.7
AT&T, Inc.	1.6
21.2

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	24.1
Health Care	15.2
Financials	12.4
Consumer Discretionary	12.1
Industrials	8.4

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 5.6%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 3.8%
Carnival Corp.	111,384	$7,024
Darden Restaurants, Inc.	123,006	11,422
Hilton Grand Vacations, Inc. (a)	235,518	10,127
Royal Caribbean Cruises Ltd.	96,099	10,397
Wyndham Worldwide Corp.	98,534	11,254
		50,224
Household Durables - 0.7%
Toll Brothers, Inc.	223,930	9,441
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	17,992	28,178
Liberty Interactive Corp. QVC Group Series A (a)	72,669	1,701
Netflix, Inc. (a)	13,784	4,307
The Booking Holdings, Inc. (a)	6,007	13,083
		47,269
Media - 1.3%
Comcast Corp. Class A	566,322	17,777
Multiline Retail - 1.3%
Dollar General Corp.	56,858	5,489
Dollar Tree, Inc. (a)	123,867	11,878
		17,367
Specialty Retail - 0.6%
Best Buy Co., Inc.	5,590	428
Lowe's Companies, Inc.	85,560	7,053
		7,481
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	73,494	11,735

TOTAL CONSUMER DISCRETIONARY		161,294

CONSUMER STAPLES - 7.3%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	64,162	4,571
The Coca-Cola Co.	163,495	7,065
		11,636
Food & Staples Retailing - 2.7%
CVS Health Corp.	100,029	6,985
Walgreens Boots Alliance, Inc.	172,246	11,446
Walmart, Inc.	205,850	18,209
		36,640
Food Products - 3.6%
ConAgra Foods, Inc.	302,980	11,231
Pilgrim's Pride Corp. (a)	222,499	4,806
The J.M. Smucker Co.	91,819	10,475
The Kraft Heinz Co.	199,141	11,228
Tyson Foods, Inc. Class A	158,048	11,079
		48,819
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	8,751	925

TOTAL CONSUMER STAPLES		98,020

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Cabot Oil & Gas Corp.	95,139	2,275
Chevron Corp.	202,949	25,391
ConocoPhillips Co.	28,577	1,872
EQT Corp.	39,503	1,983
Exxon Mobil Corp.	219,298	17,050
Marathon Petroleum Corp.	166,608	12,481
Phillips 66 Co.	136,522	15,196
Valero Energy Corp.	140,468	15,582
		91,830
FINANCIALS - 12.4%
Banks - 6.1%
Bank of America Corp.	921,553	27,573
Citigroup, Inc.	302,552	20,655
JPMorgan Chase & Co.	92,691	10,083
Wells Fargo & Co.	454,219	23,601
		81,912
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	61,082	14,558
State Street Corp.	106,971	10,674
		25,232
Consumer Finance - 1.6%
Capital One Financial Corp.	139,947	12,682
Discover Financial Services	121,920	8,687
		21,369
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	4,514	874
Insurance - 1.0%
MetLife, Inc.	290,187	13,833
Mortgage Real Estate Investment Trusts - 1.7%
AGNC Investment Corp.	106,318	2,012
Annaly Capital Management, Inc.	967,167	10,030
MFA Financial, Inc.	133,215	1,002
New Residential Investment Corp.	372,028	6,503
Two Harbors Investment Corp.	195,221	2,979
		22,526

TOTAL FINANCIALS		165,746

HEALTH CARE - 15.2%
Biotechnology - 2.5%
AbbVie, Inc.	172,522	16,657
Amgen, Inc.	97,605	17,030
		33,687
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	186,227	12,943
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	123,061	11,147
Anthem, Inc.	58,947	13,911
Centene Corp. (a)	46,050	5,000
Cigna Corp.	68,712	11,806
Express Scripts Holding Co. (a)	78,129	5,914
Humana, Inc.	45,499	13,385
McKesson Corp.	12,002	1,875
UnitedHealth Group, Inc.	104,303	24,657
		87,695
Pharmaceuticals - 5.1%
Allergan PLC	8,941	1,374
Johnson & Johnson	242,007	30,611
Merck & Co., Inc.	344,388	20,274
Pfizer, Inc.	455,042	16,659
		68,918

TOTAL HEALTH CARE		203,243

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.1%
General Dynamics Corp.	63,571	12,797
Huntington Ingalls Industries, Inc.	43,556	10,593
Northrop Grumman Corp.	23,007	7,409
Spirit AeroSystems Holdings, Inc. Class A	120,981	9,723
		40,522
Airlines - 1.0%
Copa Holdings SA Class A	6,490	760
Delta Air Lines, Inc.	234,076	12,223
Southwest Airlines Co.	12,514	661
		13,644
Construction & Engineering - 1.1%
AECOM (a)	82,831	2,853
Fluor Corp.	192,880	11,370
		14,223
Electrical Equipment - 0.6%
Eaton Corp. PLC	68,329	5,127
Regal Beloit Corp.	42,168	3,002
		8,129
Machinery - 1.2%
Allison Transmission Holdings, Inc.	99,238	3,869
Cummins, Inc.	74,649	11,933
		15,802
Professional Services - 0.6%
Manpower, Inc.	87,904	8,414
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	261,981	10,141
Univar, Inc. (a)	25,419	701
		10,842

TOTAL INDUSTRIALS		111,576

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	530,108	23,478
Internet Software & Services - 1.5%
Alphabet, Inc.:
Class A (a)	16,186	16,487
Class C (a)	3,230	3,286
Twitter, Inc. (a)	30,444	923
		20,696
IT Services - 7.6%
Accenture PLC Class A	103,599	15,664
Alliance Data Systems Corp.	48,171	9,781
Amdocs Ltd.	153,838	10,346
Cognizant Technology Solutions Corp. Class A	168,093	13,753
DXC Technology Co.	122,511	12,626
Leidos Holdings, Inc.	162,463	10,435
MasterCard, Inc. Class A	113,863	20,298
PayPal Holdings, Inc. (a)	73,234	5,464
Total System Services, Inc.	36,923	3,104
		101,471
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	51,094	11,722
First Solar, Inc. (a)	48,777	3,459
Marvell Technology Group Ltd.	482,901	9,687
Micron Technology, Inc. (a)	254,600	11,707
ON Semiconductor Corp. (a)	100,665	2,223
		38,798
Software - 8.0%
Activision Blizzard, Inc.	182,132	12,084
Adobe Systems, Inc. (a)	76,797	17,018
Intuit, Inc.	34,603	6,394
Microsoft Corp.	573,479	53,630
Oracle Corp.	332,822	15,200
Salesforce.com, Inc. (a)	21,929	2,653
		106,979
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	134,639	22,250
HP, Inc.	119,129	2,560
Western Digital Corp.	67,167	5,292
		30,102

TOTAL INFORMATION TECHNOLOGY		321,524

MATERIALS - 4.0%
Chemicals - 3.3%
CF Industries Holdings, Inc.	200,723	7,788
Huntsman Corp.	201,642	6,003
LyondellBasell Industries NV Class A	116,970	12,367
Olin Corp.	187,067	5,648
The Chemours Co. LLC	48,904	2,367
Westlake Chemical Corp.	95,690	10,236
		44,409
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	622,414	9,467

TOTAL MATERIALS		53,876

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Host Hotels & Resorts, Inc.	32,595	638
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	244,648	11,085
Jones Lang LaSalle, Inc.	46,502	7,883
VICI Properties, Inc.	221,608	4,029
		22,997

TOTAL REAL ESTATE		23,635

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	646,159	21,129
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	171,871	10,400

TOTAL TELECOMMUNICATION SERVICES		31,529

UTILITIES - 3.6%
Electric Utilities - 1.9%
Exelon Corp.	333,539	13,235
Vistra Energy Corp. (a)	519,685	11,875
		25,110
Independent Power and Renewable Electricity Producers - 1.7%
NRG Energy, Inc.	370,252	11,478
The AES Corp.	979,617	11,991
		23,469

TOTAL UTILITIES		48,579

TOTAL COMMON STOCKS
(Cost $1,220,922)		1,310,852
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.57% 5/17/18
(Cost $640)	640	640
	Shares	Value (000s)

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.74% (b)
(Cost $23,360)	23,354,993	23,360

Equity Funds - 1.0%
Domestic Equity Funds - 1.0%
iShares S&P 500 Index ETF
(Cost $13,617)	50,730	13,510
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,258,539)		1,348,362
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(13,573)
NET ASSETS - 100%		$1,334,789

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$173
Fidelity Securities Lending Cash Central Fund	7
Total	$180

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$161,294	$161,294	$--	$--
Consumer Staples	98,020	98,020	--	--
Energy	91,830	91,830	--	--
Financials	165,746	165,746	--	--
Health Care	203,243	203,243	--	--
Industrials	111,576	111,576	--	--
Information Technology	321,524	321,524	--	--
Materials	53,876	53,876	--	--
Real Estate	23,635	23,635	--	--
Telecommunication Services	31,529	31,529	--	--
Utilities	48,579	48,579	--	--
U.S. Government and Government Agency Obligations	640	--	640	--
Money Market Funds	23,360	23,360	--	--
Equity Funds	13,510	13,510	--	--
Total Investments in Securities:	$1,348,362	$1,347,722	$640	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,235,179)	$1,325,002
Fidelity Central Funds (cost $23,360)	23,360
Total Investment in Securities (cost $1,258,539)		$1,348,362
Receivable for fund shares sold		115
Dividends receivable		1,255
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		1
Other receivables		5
Total assets		1,349,774
Liabilities
Payable for investments purchased	$13,617
Payable for fund shares redeemed	746
Accrued management fee	384
Payable for daily variation margin on futures contracts	15
Other affiliated payables	188
Other payables and accrued expenses	35
Total liabilities		14,985
Net Assets		$1,334,789
Net Assets consist of:
Paid in capital		$1,130,674
Undistributed net investment income		4,736
Accumulated undistributed net realized gain (loss) on investments		109,556
Net unrealized appreciation (depreciation) on investments		89,823
Net Assets		$1,334,789
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,230,406 ÷ 32,111.6 shares)		$38.32
Class K:
Net Asset Value, offering price and redemption price per share ($104,383 ÷ 2,727.8 shares)		$38.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,167
Interest		2
Income from Fidelity Central Funds		180
Total income		12,349
Expenses
Management fee
Basic fee	$3,750
Performance adjustment	(1,309)
Transfer agent fees	915
Accounting and security lending fees	220
Custodian fees and expenses	10
Independent trustees' fees and expenses	3
Registration fees	27
Audit	36
Legal	5
Miscellaneous	4
Total expenses before reductions	3,661
Expense reductions	(17)	3,644
Net investment income (loss)		8,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,822
Fidelity Central Funds	(1)
Futures contracts	(120)
Total net realized gain (loss)		109,701
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(84,505)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(84,504)
Net gain (loss)		25,197
Net increase (decrease) in net assets resulting from operations		$33,902

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,705	$17,633
Net realized gain (loss)	109,701	144,458
Change in net unrealized appreciation (depreciation)	(84,504)	105,055
Net increase (decrease) in net assets resulting from operations	33,902	267,146
Distributions to shareholders from net investment income	(15,954)	(18,783)
Distributions to shareholders from net realized gain	(39,301)	–
Total distributions	(55,255)	(18,783)
Share transactions - net increase (decrease)	(20,794)	(125,908)
Total increase (decrease) in net assets	(42,147)	122,455
Net Assets
Beginning of period	1,376,936	1,254,481
End of period	$1,334,789	$1,376,936
Other Information
Undistributed net investment income end of period	$4,736	$11,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.96	$32.26	$34.19	$35.18	$31.30	$24.47
Income from Investment Operations
Net investment income (loss)A	.24	.47	.42	.35	.41	.53
Net realized and unrealized gain (loss)	.69	6.72	(.34)B	1.26	4.43	6.85
Total from investment operations	.93	7.19	.08	1.61	4.84	7.38
Distributions from net investment income	(.45)	(.49)	(.36)	(.38)	(.69)	(.55)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)	–
Total distributions	(1.57)	(.49)	(2.01)	(2.60)	(.96)	(.55)
Net asset value, end of period	$38.32	$38.96	$32.26	$34.19	$35.18	$31.30
Total ReturnC,D	2.37%	22.51%	.16%B	4.66%	15.80%	30.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.68%	.89%	.50%	.07%
Expenses net of fee waivers, if any	.53%G	.54%	.68%	.89%	.50%	.07%
Expenses net of all reductions	.53%G	.54%	.68%	.89%	.50%	(.01)%H
Net investment income (loss)	1.25%G	1.33%	1.30%	1.02%	1.24%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$1,230	$1,266	$1,150	$1,385	$1,238	$1,156
Portfolio turnover rateI	185%G	184%	179%	187%	184%	156%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been .05% and the total return would've been 30.74%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.93	$32.23	$34.16	$35.15	$31.29	$24.49
Income from Investment Operations
Net investment income (loss)A	.26	.51	.45	.38	.45	.61
Net realized and unrealized gain (loss)	.69	6.71	(.34)B	1.27	4.41	6.79
Total from investment operations	.95	7.22	.11	1.65	4.86	7.40
Distributions from net investment income	(.49)	(.52)	(.39)	(.42)	(.73)	(.60)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)	–
Total distributions	(1.61)	(.52)	(2.04)	(2.64)	(1.00)	(.60)
Net asset value, end of period	$38.27	$38.93	$32.23	$34.16	$35.15	$31.29
Total ReturnC,D	2.42%	22.65%	.26%B	4.78%	15.89%	30.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.57%	.79%	.39%	(.18)%H
Expenses net of fee waivers, if any	.44%G	.44%	.57%	.79%	.39%	(.18)%H
Expenses net of all reductions	.44%G	.44%	.57%	.79%	.39%	(.26)%H,I
Net investment income (loss)	1.34%G	1.43%	1.41%	1.12%	1.35%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$104	$111	$104	$129	$158	$153
Portfolio turnover rateJ	185%G	184%	179%	187%	184%	156%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

 I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (.20)% and the total return would've been 30.90%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$129,199
Gross unrealized depreciation	(40,013)
Net unrealized appreciation (depreciation)	$89,186
Tax cost	$1,259,176

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,257,572 and $1,304,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$890.14
Class K	25.05
	$915

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by an amount less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Disciplined Equity	$14,574	$17,115
Class K	1,380	1,668
Total	$15,954	$18,783
From net realized gain
Disciplined Equity	$36,145	$–
Class K	3,156	–
Total	$39,301	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Disciplined Equity
Shares sold	337	819	$13,206	$29,054
Reinvestment of distributions	1,230	474	47,371	15,948
Shares redeemed	(1,962)	(4,440)	(76,928)	(156,370)
Net increase (decrease)	(395)	(3,147)	$(16,351)	$(111,368)
Class K
Shares sold	104	301	$4,080	$10,549
Reinvestment of distributions	118	50	4,536	1,668
Shares redeemed	(334)	(750)	(13,059)	(26,757)
Net increase (decrease)	(112)	(399)	$(4,443)	$(14,540)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Disciplined Equity	.53%
Actual		$1,000.00	$1,023.70	$2.66
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class K	.44%
Actual		$1,000.00	$1,024.20	$2.21
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

FDE-SANN-0618
1.703636.120

Fidelity® Disciplined Equity Fund Class K Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Microsoft Corp.	4.0
Johnson & Johnson	2.3
Amazon.com, Inc.	2.1
Bank of America Corp.	2.1
Chevron Corp.	1.9
UnitedHealth Group, Inc.	1.9
Wells Fargo & Co.	1.8
Cisco Systems, Inc.	1.8
Apple, Inc.	1.7
AT&T, Inc.	1.6
21.2

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	24.1
Health Care	15.2
Financials	12.4
Consumer Discretionary	12.1
Industrials	8.4

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 5.6%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 3.8%
Carnival Corp.	111,384	$7,024
Darden Restaurants, Inc.	123,006	11,422
Hilton Grand Vacations, Inc. (a)	235,518	10,127
Royal Caribbean Cruises Ltd.	96,099	10,397
Wyndham Worldwide Corp.	98,534	11,254
		50,224
Household Durables - 0.7%
Toll Brothers, Inc.	223,930	9,441
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	17,992	28,178
Liberty Interactive Corp. QVC Group Series A (a)	72,669	1,701
Netflix, Inc. (a)	13,784	4,307
The Booking Holdings, Inc. (a)	6,007	13,083
		47,269
Media - 1.3%
Comcast Corp. Class A	566,322	17,777
Multiline Retail - 1.3%
Dollar General Corp.	56,858	5,489
Dollar Tree, Inc. (a)	123,867	11,878
		17,367
Specialty Retail - 0.6%
Best Buy Co., Inc.	5,590	428
Lowe's Companies, Inc.	85,560	7,053
		7,481
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	73,494	11,735

TOTAL CONSUMER DISCRETIONARY		161,294

CONSUMER STAPLES - 7.3%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	64,162	4,571
The Coca-Cola Co.	163,495	7,065
		11,636
Food & Staples Retailing - 2.7%
CVS Health Corp.	100,029	6,985
Walgreens Boots Alliance, Inc.	172,246	11,446
Walmart, Inc.	205,850	18,209
		36,640
Food Products - 3.6%
ConAgra Foods, Inc.	302,980	11,231
Pilgrim's Pride Corp. (a)	222,499	4,806
The J.M. Smucker Co.	91,819	10,475
The Kraft Heinz Co.	199,141	11,228
Tyson Foods, Inc. Class A	158,048	11,079
		48,819
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	8,751	925

TOTAL CONSUMER STAPLES		98,020

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Cabot Oil & Gas Corp.	95,139	2,275
Chevron Corp.	202,949	25,391
ConocoPhillips Co.	28,577	1,872
EQT Corp.	39,503	1,983
Exxon Mobil Corp.	219,298	17,050
Marathon Petroleum Corp.	166,608	12,481
Phillips 66 Co.	136,522	15,196
Valero Energy Corp.	140,468	15,582
		91,830
FINANCIALS - 12.4%
Banks - 6.1%
Bank of America Corp.	921,553	27,573
Citigroup, Inc.	302,552	20,655
JPMorgan Chase & Co.	92,691	10,083
Wells Fargo & Co.	454,219	23,601
		81,912
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	61,082	14,558
State Street Corp.	106,971	10,674
		25,232
Consumer Finance - 1.6%
Capital One Financial Corp.	139,947	12,682
Discover Financial Services	121,920	8,687
		21,369
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	4,514	874
Insurance - 1.0%
MetLife, Inc.	290,187	13,833
Mortgage Real Estate Investment Trusts - 1.7%
AGNC Investment Corp.	106,318	2,012
Annaly Capital Management, Inc.	967,167	10,030
MFA Financial, Inc.	133,215	1,002
New Residential Investment Corp.	372,028	6,503
Two Harbors Investment Corp.	195,221	2,979
		22,526

TOTAL FINANCIALS		165,746

HEALTH CARE - 15.2%
Biotechnology - 2.5%
AbbVie, Inc.	172,522	16,657
Amgen, Inc.	97,605	17,030
		33,687
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	186,227	12,943
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	123,061	11,147
Anthem, Inc.	58,947	13,911
Centene Corp. (a)	46,050	5,000
Cigna Corp.	68,712	11,806
Express Scripts Holding Co. (a)	78,129	5,914
Humana, Inc.	45,499	13,385
McKesson Corp.	12,002	1,875
UnitedHealth Group, Inc.	104,303	24,657
		87,695
Pharmaceuticals - 5.1%
Allergan PLC	8,941	1,374
Johnson & Johnson	242,007	30,611
Merck & Co., Inc.	344,388	20,274
Pfizer, Inc.	455,042	16,659
		68,918

TOTAL HEALTH CARE		203,243

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.1%
General Dynamics Corp.	63,571	12,797
Huntington Ingalls Industries, Inc.	43,556	10,593
Northrop Grumman Corp.	23,007	7,409
Spirit AeroSystems Holdings, Inc. Class A	120,981	9,723
		40,522
Airlines - 1.0%
Copa Holdings SA Class A	6,490	760
Delta Air Lines, Inc.	234,076	12,223
Southwest Airlines Co.	12,514	661
		13,644
Construction & Engineering - 1.1%
AECOM (a)	82,831	2,853
Fluor Corp.	192,880	11,370
		14,223
Electrical Equipment - 0.6%
Eaton Corp. PLC	68,329	5,127
Regal Beloit Corp.	42,168	3,002
		8,129
Machinery - 1.2%
Allison Transmission Holdings, Inc.	99,238	3,869
Cummins, Inc.	74,649	11,933
		15,802
Professional Services - 0.6%
Manpower, Inc.	87,904	8,414
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	261,981	10,141
Univar, Inc. (a)	25,419	701
		10,842

TOTAL INDUSTRIALS		111,576

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	530,108	23,478
Internet Software & Services - 1.5%
Alphabet, Inc.:
Class A (a)	16,186	16,487
Class C (a)	3,230	3,286
Twitter, Inc. (a)	30,444	923
		20,696
IT Services - 7.6%
Accenture PLC Class A	103,599	15,664
Alliance Data Systems Corp.	48,171	9,781
Amdocs Ltd.	153,838	10,346
Cognizant Technology Solutions Corp. Class A	168,093	13,753
DXC Technology Co.	122,511	12,626
Leidos Holdings, Inc.	162,463	10,435
MasterCard, Inc. Class A	113,863	20,298
PayPal Holdings, Inc. (a)	73,234	5,464
Total System Services, Inc.	36,923	3,104
		101,471
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	51,094	11,722
First Solar, Inc. (a)	48,777	3,459
Marvell Technology Group Ltd.	482,901	9,687
Micron Technology, Inc. (a)	254,600	11,707
ON Semiconductor Corp. (a)	100,665	2,223
		38,798
Software - 8.0%
Activision Blizzard, Inc.	182,132	12,084
Adobe Systems, Inc. (a)	76,797	17,018
Intuit, Inc.	34,603	6,394
Microsoft Corp.	573,479	53,630
Oracle Corp.	332,822	15,200
Salesforce.com, Inc. (a)	21,929	2,653
		106,979
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	134,639	22,250
HP, Inc.	119,129	2,560
Western Digital Corp.	67,167	5,292
		30,102

TOTAL INFORMATION TECHNOLOGY		321,524

MATERIALS - 4.0%
Chemicals - 3.3%
CF Industries Holdings, Inc.	200,723	7,788
Huntsman Corp.	201,642	6,003
LyondellBasell Industries NV Class A	116,970	12,367
Olin Corp.	187,067	5,648
The Chemours Co. LLC	48,904	2,367
Westlake Chemical Corp.	95,690	10,236
		44,409
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	622,414	9,467

TOTAL MATERIALS		53,876

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Host Hotels & Resorts, Inc.	32,595	638
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	244,648	11,085
Jones Lang LaSalle, Inc.	46,502	7,883
VICI Properties, Inc.	221,608	4,029
		22,997

TOTAL REAL ESTATE		23,635

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	646,159	21,129
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	171,871	10,400

TOTAL TELECOMMUNICATION SERVICES		31,529

UTILITIES - 3.6%
Electric Utilities - 1.9%
Exelon Corp.	333,539	13,235
Vistra Energy Corp. (a)	519,685	11,875
		25,110
Independent Power and Renewable Electricity Producers - 1.7%
NRG Energy, Inc.	370,252	11,478
The AES Corp.	979,617	11,991
		23,469

TOTAL UTILITIES		48,579

TOTAL COMMON STOCKS
(Cost $1,220,922)		1,310,852
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.57% 5/17/18
(Cost $640)	640	640
	Shares	Value (000s)

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.74% (b)
(Cost $23,360)	23,354,993	23,360

Equity Funds - 1.0%
Domestic Equity Funds - 1.0%
iShares S&P 500 Index ETF
(Cost $13,617)	50,730	13,510
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,258,539)		1,348,362
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(13,573)
NET ASSETS - 100%		$1,334,789

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$173
Fidelity Securities Lending Cash Central Fund	7
Total	$180

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$161,294	$161,294	$--	$--
Consumer Staples	98,020	98,020	--	--
Energy	91,830	91,830	--	--
Financials	165,746	165,746	--	--
Health Care	203,243	203,243	--	--
Industrials	111,576	111,576	--	--
Information Technology	321,524	321,524	--	--
Materials	53,876	53,876	--	--
Real Estate	23,635	23,635	--	--
Telecommunication Services	31,529	31,529	--	--
Utilities	48,579	48,579	--	--
U.S. Government and Government Agency Obligations	640	--	640	--
Money Market Funds	23,360	23,360	--	--
Equity Funds	13,510	13,510	--	--
Total Investments in Securities:	$1,348,362	$1,347,722	$640	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,235,179)	$1,325,002
Fidelity Central Funds (cost $23,360)	23,360
Total Investment in Securities (cost $1,258,539)		$1,348,362
Receivable for fund shares sold		115
Dividends receivable		1,255
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		1
Other receivables		5
Total assets		1,349,774
Liabilities
Payable for investments purchased	$13,617
Payable for fund shares redeemed	746
Accrued management fee	384
Payable for daily variation margin on futures contracts	15
Other affiliated payables	188
Other payables and accrued expenses	35
Total liabilities		14,985
Net Assets		$1,334,789
Net Assets consist of:
Paid in capital		$1,130,674
Undistributed net investment income		4,736
Accumulated undistributed net realized gain (loss) on investments		109,556
Net unrealized appreciation (depreciation) on investments		89,823
Net Assets		$1,334,789
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,230,406 ÷ 32,111.6 shares)		$38.32
Class K:
Net Asset Value, offering price and redemption price per share ($104,383 ÷ 2,727.8 shares)		$38.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,167
Interest		2
Income from Fidelity Central Funds		180
Total income		12,349
Expenses
Management fee
Basic fee	$3,750
Performance adjustment	(1,309)
Transfer agent fees	915
Accounting and security lending fees	220
Custodian fees and expenses	10
Independent trustees' fees and expenses	3
Registration fees	27
Audit	36
Legal	5
Miscellaneous	4
Total expenses before reductions	3,661
Expense reductions	(17)	3,644
Net investment income (loss)		8,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,822
Fidelity Central Funds	(1)
Futures contracts	(120)
Total net realized gain (loss)		109,701
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(84,505)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(84,504)
Net gain (loss)		25,197
Net increase (decrease) in net assets resulting from operations		$33,902

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,705	$17,633
Net realized gain (loss)	109,701	144,458
Change in net unrealized appreciation (depreciation)	(84,504)	105,055
Net increase (decrease) in net assets resulting from operations	33,902	267,146
Distributions to shareholders from net investment income	(15,954)	(18,783)
Distributions to shareholders from net realized gain	(39,301)	–
Total distributions	(55,255)	(18,783)
Share transactions - net increase (decrease)	(20,794)	(125,908)
Total increase (decrease) in net assets	(42,147)	122,455
Net Assets
Beginning of period	1,376,936	1,254,481
End of period	$1,334,789	$1,376,936
Other Information
Undistributed net investment income end of period	$4,736	$11,985

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.96	$32.26	$34.19	$35.18	$31.30	$24.47
Income from Investment Operations
Net investment income (loss)A	.24	.47	.42	.35	.41	.53
Net realized and unrealized gain (loss)	.69	6.72	(.34)B	1.26	4.43	6.85
Total from investment operations	.93	7.19	.08	1.61	4.84	7.38
Distributions from net investment income	(.45)	(.49)	(.36)	(.38)	(.69)	(.55)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)	–
Total distributions	(1.57)	(.49)	(2.01)	(2.60)	(.96)	(.55)
Net asset value, end of period	$38.32	$38.96	$32.26	$34.19	$35.18	$31.30
Total ReturnC,D	2.37%	22.51%	.16%B	4.66%	15.80%	30.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.68%	.89%	.50%	.07%
Expenses net of fee waivers, if any	.53%G	.54%	.68%	.89%	.50%	.07%
Expenses net of all reductions	.53%G	.54%	.68%	.89%	.50%	(.01)%H
Net investment income (loss)	1.25%G	1.33%	1.30%	1.02%	1.24%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$1,230	$1,266	$1,150	$1,385	$1,238	$1,156
Portfolio turnover rateI	185%G	184%	179%	187%	184%	156%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been .05% and the total return would've been 30.74%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.93	$32.23	$34.16	$35.15	$31.29	$24.49
Income from Investment Operations
Net investment income (loss)A	.26	.51	.45	.38	.45	.61
Net realized and unrealized gain (loss)	.69	6.71	(.34)B	1.27	4.41	6.79
Total from investment operations	.95	7.22	.11	1.65	4.86	7.40
Distributions from net investment income	(.49)	(.52)	(.39)	(.42)	(.73)	(.60)
Distributions from net realized gain	(1.12)	–	(1.65)	(2.22)	(.27)	–
Total distributions	(1.61)	(.52)	(2.04)	(2.64)	(1.00)	(.60)
Net asset value, end of period	$38.27	$38.93	$32.23	$34.16	$35.15	$31.29
Total ReturnC,D	2.42%	22.65%	.26%B	4.78%	15.89%	30.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.57%	.79%	.39%	(.18)%H
Expenses net of fee waivers, if any	.44%G	.44%	.57%	.79%	.39%	(.18)%H
Expenses net of all reductions	.44%G	.44%	.57%	.79%	.39%	(.26)%H,I
Net investment income (loss)	1.34%G	1.43%	1.41%	1.12%	1.35%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$104	$111	$104	$129	$158	$153
Portfolio turnover rateJ	185%G	184%	179%	187%	184%	156%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

 I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (.20)% and the total return would've been 30.90%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$129,199
Gross unrealized depreciation	(40,013)
Net unrealized appreciation (depreciation)	$89,186
Tax cost	$1,259,176

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,257,572 and $1,304,900, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$890.14
Class K	25.05
	$915

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by an amount less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Disciplined Equity	$14,574	$17,115
Class K	1,380	1,668
Total	$15,954	$18,783
From net realized gain
Disciplined Equity	$36,145	$–
Class K	3,156	–
Total	$39,301	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Disciplined Equity
Shares sold	337	819	$13,206	$29,054
Reinvestment of distributions	1,230	474	47,371	15,948
Shares redeemed	(1,962)	(4,440)	(76,928)	(156,370)
Net increase (decrease)	(395)	(3,147)	$(16,351)	$(111,368)
Class K
Shares sold	104	301	$4,080	$10,549
Reinvestment of distributions	118	50	4,536	1,668
Shares redeemed	(334)	(750)	(13,059)	(26,757)
Net increase (decrease)	(112)	(399)	$(4,443)	$(14,540)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Disciplined Equity	.53%
Actual		$1,000.00	$1,023.70	$2.66
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class K	.44%
Actual		$1,000.00	$1,024.20	$2.21
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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FDE-K-SANN-0618
1.863079.109

Fidelity® Focused Stock Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Intuit, Inc.	5.6
Adobe Systems, Inc.	5.6
Humana, Inc.	5.3
Microsoft Corp.	5.2
S&P Global, Inc.	5.2
Union Pacific Corp.	5.1
Bank of America Corp.	4.8
MasterCard, Inc. Class A	4.6
Charles Schwab Corp.	4.3
UnitedHealth Group, Inc.	4.0
49.7

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	40.7
Financials	17.6
Health Care	10.8
Industrials	9.9
Consumer Discretionary	9.8

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments – 0.7%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	134,810	$6,416,956
Hotels, Restaurants & Leisure - 3.5%
Marriott International, Inc. Class A	490,000	66,973,200
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	40,300	63,115,039
Netflix, Inc. (a)	67,000	20,934,820
		84,049,859
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	92,000	8,821,880
Specialty Retail - 0.9%
Lowe's Companies, Inc.	219,000	18,052,170
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	14,800	3,644,199

TOTAL CONSUMER DISCRETIONARY		187,958,264

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Walmart, Inc.	111,000	9,819,060
ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	462,000	57,800,820
ConocoPhillips Co.	573,200	37,544,600
Phillips 66 Co.	230,000	25,601,300
		120,946,720
FINANCIALS - 17.6%
Banks - 4.8%
Bank of America Corp.	3,113,000	93,140,960
Capital Markets - 12.8%
BlackRock, Inc. Class A	38,000	19,817,000
Charles Schwab Corp.	1,498,000	83,408,640
MSCI, Inc.	288,800	43,270,904
S&P Global, Inc.	526,394	99,277,908
		245,774,452

TOTAL FINANCIALS		338,915,412

HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. (a)	117,032	3,361,159
Health Care Providers & Services - 9.3%
Humana, Inc.	347,000	102,080,460
UnitedHealth Group, Inc.	329,000	77,775,600
		179,856,060
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	102,437	6,734,208
Pharmaceuticals - 1.0%
Nektar Therapeutics (a)	221,000	18,488,860

TOTAL HEALTH CARE		208,440,287

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.7%
Northrop Grumman Corp.	163,000	52,492,520
Industrial Conglomerates - 0.5%
General Electric Co.	700,000	9,849,000
Road & Rail - 6.7%
Norfolk Southern Corp.	220,000	31,563,400
Union Pacific Corp.	727,000	97,149,010
		128,712,410

TOTAL INDUSTRIALS		191,053,930

INFORMATION TECHNOLOGY - 40.7%
Internet Software & Services - 3.8%
Alphabet, Inc. Class A (a)	49,600	50,521,568
Facebook, Inc. Class A (a)	73,700	12,676,400
Shopify, Inc. (a)	76,300	10,195,969
		73,393,937
IT Services - 13.4%
MasterCard, Inc. Class A	502,000	89,491,540
PayPal Holdings, Inc. (a)	1,022,000	76,251,420
Square, Inc. (a)	1,302,100	61,641,414
Visa, Inc. Class A	249,000	31,593,120
		258,977,494
Software - 23.5%
Activision Blizzard, Inc.	89,200	5,918,420
Adobe Systems, Inc. (a)	489,112	108,387,219
Intuit, Inc.	587,000	108,471,731
Microsoft Corp.	1,064,000	99,505,280
Parametric Technology Corp. (a)	608,000	50,068,800
RingCentral, Inc. (a)	102,360	6,863,238
Salesforce.com, Inc. (a)	604,000	73,077,960
		452,292,648

TOTAL INFORMATION TECHNOLOGY		784,664,079

MATERIALS - 0.3%
Chemicals - 0.3%
DowDuPont, Inc.	89,000	5,628,360
TOTAL COMMON STOCKS
(Cost $1,417,792,625)		1,847,426,112

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.74% (b)
(Cost $78,590,004)	78,574,289	78,590,004
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,496,382,629)		1,926,016,116
NET OTHER ASSETS (LIABILITIES) - 0.0%		(760,756)
NET ASSETS - 100%		$1,925,255,360

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$143,062
Fidelity Securities Lending Cash Central Fund	23,068
Total	$166,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,417,792,625)	$1,847,426,112
Fidelity Central Funds (cost $78,590,004)	78,590,004
Total Investment in Securities (cost $1,496,382,629)		$1,926,016,116
Receivable for investments sold		12,187,622
Receivable for fund shares sold		3,114,209
Dividends receivable		538,762
Distributions receivable from Fidelity Central Funds		86,453
Prepaid expenses		833
Other receivables		63,892
Total assets		1,942,007,887
Liabilities
Payable for investments purchased	$14,506,793
Payable for fund shares redeemed	869,516
Accrued management fee	1,035,690
Other affiliated payables	306,670
Other payables and accrued expenses	33,858
Total liabilities		16,752,527
Net Assets		$1,925,255,360
Net Assets consist of:
Paid in capital		$1,337,585,058
Distributions in excess of net investment income		(114,038)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		158,142,610
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		429,641,730
Net Assets, for 80,621,830 shares outstanding		$1,925,255,360
Net Asset Value, offering price and redemption price per share ($1,925,255,360 ÷ 80,621,830 shares)		$23.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$7,951,844
Income from Fidelity Central Funds		166,130
Total income		8,117,974
Expenses
Management fee
Basic fee	$5,008,139
Performance adjustment	327,624
Transfer agent fees	1,484,422
Accounting and security lending fees	285,159
Custodian fees and expenses	20,931
Independent trustees' fees and expenses	3,584
Registration fees	16,478
Audit	23,792
Legal	8,909
Miscellaneous	5,613
Total expenses before reductions	7,184,651
Expense reductions	(112,893)	7,071,758
Net investment income (loss)		1,046,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	171,088,616
Fidelity Central Funds	2,853
Foreign currency transactions	7,440
Total net realized gain (loss)		171,098,909
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(33,762,533)
Assets and liabilities in foreign currencies	4,135
Total change in net unrealized appreciation (depreciation)		(33,758,398)
Net gain (loss)		137,340,511
Net increase (decrease) in net assets resulting from operations		$138,386,727

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,046,216	$10,086,614
Net realized gain (loss)	171,098,909	114,369,645
Change in net unrealized appreciation (depreciation)	(33,758,398)	262,445,434
Net increase (decrease) in net assets resulting from operations	138,386,727	386,901,693
Distributions to shareholders from net investment income	(7,413,381)	(8,564,910)
Distributions to shareholders from net realized gain	(96,955,373)	(8,145,061)
Total distributions	(104,368,754)	(16,709,971)
Share transactions
Proceeds from sales of shares	218,222,584	76,989,324
Reinvestment of distributions	99,419,534	15,984,451
Cost of shares redeemed	(144,183,947)	(347,873,098)
Net increase (decrease) in net assets resulting from share transactions	173,458,171	(254,899,323)
Total increase (decrease) in net assets	207,476,144	115,292,399
Net Assets
Beginning of period	1,717,779,216	1,602,486,817
End of period	$1,925,255,360	$1,717,779,216
Other Information
Undistributed net investment income end of period	$–	$6,253,127
Distributions in excess of net investment income end of period	$(114,038)	$–
Shares
Sold	9,122,390	3,758,035
Issued in reinvestment of distributions	4,408,849	851,596
Redeemed	(6,069,806)	(17,461,631)
Net increase (decrease)	7,461,433	(12,852,000)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.48	$18.63	$19.08	$20.74	$19.60	$15.63
Income from Investment Operations
Net investment income (loss)A	.01	.13	.09	.04	(.01)	(.02)
Net realized and unrealized gain (loss)	1.83	4.92	.52	.24	2.28	4.81
Total from investment operations	1.84	5.05	.61	.28	2.27	4.79
Distributions from net investment income	(.10)	(.10)	(.05)	(.02)	–	(.03)
Distributions from net realized gain	(1.33)	(.10)	(1.02)	(1.92)	(1.13)	(.79)
Total distributions	(1.44)B	(.20)	(1.06)C	(1.94)	(1.13)	(.82)
Net asset value, end of period	$23.88	$23.48	$18.63	$19.08	$20.74	$19.60
Total ReturnD,E	8.18%	27.37%	3.31%	1.33%	12.14%	32.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.57%	.62%	.73%	.78%	.91%
Expenses net of fee waivers, if any	.77%H	.57%	.62%	.72%	.78%	.91%
Expenses net of all reductions	.76%H	.57%	.62%	.72%	.78%	.89%
Net investment income (loss)	.11%H	.63%	.50%	.18%	(.04)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,925,255	$1,717,779	$1,602,487	$1,896,753	$1,848,723	$1,571,884
Portfolio turnover rateI	156%H	121%	141%	189%J	223%	200%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.44 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.334 per share.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.017 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$447,397,944
Gross unrealized depreciation	(24,216,716)
Net unrealized appreciation (depreciation)	$423,181,228
Tax cost	$1,502,834,888

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,427,924,826 and $1,423,552,876, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,826 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,574 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,068. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $103,583 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $624.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8,686.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	.77%	$1,000.00	$1,081.80	$3.97
Hypothetical-C		$1,000.00	$1,020.98	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TQG-SANN-0618
1.703563.120

Fidelity Advisor® Stock Selector Small Cap Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Stock Selector Small Cap Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
RingCentral, Inc.	1.3
Nektar Therapeutics	1.1
Wintrust Financial Corp.	1.1
EPAM Systems, Inc.	1.0
Terreno Realty Corp.	1.0
Primerica, Inc.	1.0
Paycom Software, Inc.	1.0
bluebird bio, Inc.	1.0
EMCOR Group, Inc.	1.0
Cullen/Frost Bankers, Inc.	0.9
10.4

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	18.4
Information Technology	18.0
Health Care	16.4
Industrials	15.1
Consumer Discretionary	12.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks	100.8%
Short-Term Investments and Net Other Assets (Liabilities)	(0.8)%

 * Foreign investments - 8.4%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.6%
Fox Factory Holding Corp. (a)	99,600	$3,312
Standard Motor Products, Inc.	69,002	3,129
		6,441
Hotels, Restaurants & Leisure - 2.8%
Bluegreen Vacations Corp. (b)	211,400	4,919
Cedar Fair LP (depositary unit)	71,971	4,875
Eldorado Resorts, Inc. (a)	175,200	7,096
Marriott Vacations Worldwide Corp.	59,800	7,332
Texas Roadhouse, Inc. Class A	117,700	7,542
		31,764
Household Durables - 2.5%
Cavco Industries, Inc. (a)	37,000	6,303
Taylor Morrison Home Corp. (a)	304,500	7,235
TopBuild Corp. (a)	103,500	8,249
TRI Pointe Homes, Inc. (a)	411,900	7,048
		28,835
Leisure Products - 0.8%
Brunswick Corp.	94,796	5,676
Johnson Outdoors, Inc. Class A	57,533	3,726
		9,402
Media - 0.7%
Cinemark Holdings, Inc.	145,900	5,715
Lions Gate Entertainment Corp. Class B	115,000	2,647
		8,362
Multiline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	119,500	7,433
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	43,700	5,937
Monro, Inc.	116,600	6,524
Murphy U.S.A., Inc. (a)	83,700	5,237
The Children's Place Retail Stores, Inc.	53,900	6,875
		24,573
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	68,400	6,379
Emerald Expositions Events, Inc.	153,400	2,956
Steven Madden Ltd.	162,159	7,824
Wolverine World Wide, Inc.	185,900	5,570
		22,729

TOTAL CONSUMER DISCRETIONARY		139,539

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Cott Corp.	135,300	1,935
Food & Staples Retailing - 0.3%
Performance Food Group Co. (a)	114,775	3,724
Food Products - 1.1%
Cranswick PLC	65,700	2,636
Ingredion, Inc.	24,800	3,003
J&J Snack Foods Corp.	29,375	4,036
Lamb Weston Holdings, Inc.	48,200	3,148
		12,823
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	109,200	3,877
Personal Products - 0.3%
Inter Parfums, Inc.	70,000	3,584

TOTAL CONSUMER STAPLES		25,943

ENERGY - 4.3%
Energy Equipment & Services - 1.1%
Nabors Industries Ltd.	554,600	4,221
Rowan Companies PLC (a)	285,840	4,128
Total Energy Services, Inc.	419,493	4,450
		12,799
Oil, Gas & Consumable Fuels - 3.2%
Boardwalk Pipeline Partners, LP	275,508	3,133
Delek U.S. Holdings, Inc.	183,900	8,711
Diamondback Energy, Inc. (a)	43,307	5,563
Newfield Exploration Co. (a)	124,988	3,725
PDC Energy, Inc. (a)	106,300	5,691
WPX Energy, Inc. (a)	512,890	8,765
		35,588

TOTAL ENERGY		48,387

FINANCIALS - 18.4%
Banks - 11.2%
Associated Banc-Corp.	332,723	8,801
BancFirst Corp.	180,456	10,313
Banner Corp.	91,429	5,248
Boston Private Financial Holdings, Inc.	311,327	4,997
City Holding Co.	110,700	7,924
Columbia Banking Systems, Inc.	228,200	9,176
Cullen/Frost Bankers, Inc.	92,400	10,575
CVB Financial Corp.	328,800	7,283
First Merchants Corp.	189,237	8,152
Heartland Financial U.S.A., Inc.	164,821	8,843
Independent Bank Corp., Massachusetts	113,542	8,209
Preferred Bank, Los Angeles	87,000	5,545
Stock Yards Bancorp, Inc.	39,216	1,469
Tompkins Financial Corp.	30,284	2,353
Trico Bancshares	245,100	9,159
WesBanco, Inc.	166,200	7,280
Wintrust Financial Corp.	133,900	11,977
		127,304
Capital Markets - 1.7%
Hamilton Lane, Inc. Class A	101,543	4,250
OM Asset Management Ltd.	542,710	8,233
PJT Partners, Inc.	126,400	7,014
		19,497
Diversified Financial Services - 0.3%
Cotiviti Holdings, Inc. (a)	102,800	3,551
Insurance - 2.5%
Employers Holdings, Inc.	186,686	7,635
First American Financial Corp.	157,600	8,055
James River Group Holdings Ltd.	9,958	362
Primerica, Inc.	120,600	11,668
		27,720
Thrifts & Mortgage Finance - 2.7%
Beneficial Bancorp, Inc.	298,580	4,732
Meridian Bancorp, Inc. Maryland	465,400	8,796
Washington Federal, Inc.	239,063	7,590
WSFS Financial Corp.	184,142	9,226
		30,344

TOTAL FINANCIALS		208,416

HEALTH CARE - 16.4%
Biotechnology - 9.2%
Abeona Therapeutics, Inc. (a)(b)	133,673	2,333
ACADIA Pharmaceuticals, Inc. (a)	107,652	1,702
Acorda Therapeutics, Inc. (a)	187,300	4,327
Agios Pharmaceuticals, Inc. (a)	66,715	5,598
Amarin Corp. PLC ADR (a)(b)	408,500	1,123
AnaptysBio, Inc. (a)	63,000	5,908
Apellis Pharmaceuticals, Inc. (a)	6,300	152
Argenx SE ADR	41,331	3,621
Ascendis Pharma A/S sponsored ADR (a)	75,306	4,745
Atara Biotherapeutics, Inc. (a)	62,600	2,526
Audentes Therapeutics, Inc. (a)	92,600	3,460
bluebird bio, Inc. (a)	64,728	11,013
Cellectis SA sponsored ADR (a)	124,900	3,585
CytomX Therapeutics, Inc. (a)	83,605	2,199
CytomX Therapeutics, Inc. (a)(c)	27,627	727
FibroGen, Inc. (a)	65,900	2,995
Heron Therapeutics, Inc. (a)	155,100	4,700
Insmed, Inc. (a)	239,465	5,826
Intercept Pharmaceuticals, Inc. (a)	45,503	3,095
Ionis Pharmaceuticals, Inc. (a)	76,128	3,276
Kura Oncology, Inc. (a)	66,598	1,009
La Jolla Pharmaceutical Co. (a)	110,800	3,215
Loxo Oncology, Inc. (a)	22,200	2,795
Mirati Therapeutics, Inc. (a)	85,600	2,636
Neurocrine Biosciences, Inc. (a)	89,741	7,276
Protagonist Therapeutics, Inc. (a)	173,100	1,496
Sage Therapeutics, Inc. (a)	29,900	4,303
Sarepta Therapeutics, Inc. (a)	10,200	779
Sienna Biopharmaceuticals, Inc. (b)	38,984	748
Spark Therapeutics, Inc. (a)	68,200	5,205
TESARO, Inc. (a)	51,000	2,596
		104,969
Health Care Equipment & Supplies - 2.4%
Cantel Medical Corp.	66,600	7,464
Integra LifeSciences Holdings Corp. (a)	89,812	5,535
iRhythm Technologies, Inc. (a)	82,400	4,792
Masimo Corp. (a)	31,966	2,868
Nanosonics Ltd. (a)	1,414,191	2,547
Steris PLC	49,700	4,698
		27,904
Health Care Providers & Services - 2.2%
G1 Therapeutics, Inc.	170,400	6,535
Magellan Health Services, Inc. (a)	88,852	7,450
Molina Healthcare, Inc. (a)	82,500	6,868
NMC Health PLC	74,600	3,664
		24,517
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	44,300	3,107
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	58,700	6,905
Pharmaceuticals - 1.7%
MyoKardia, Inc. (a)	45,730	2,259
Nektar Therapeutics (a)	146,600	12,265
Theravance Biopharma, Inc. (a)(b)	186,478	4,489
		19,013

TOTAL HEALTH CARE		186,415

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.4%
Moog, Inc. Class A	109,262	8,956
Teledyne Technologies, Inc. (a)	40,051	7,493
		16,449
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	263,497	5,333
Airlines - 0.4%
JetBlue Airways Corp. (a)	261,380	5,016
Building Products - 1.1%
Allegion PLC	60,910	4,701
GCP Applied Technologies, Inc. (a)	95,200	2,727
Simpson Manufacturing Co. Ltd.	98,320	5,376
		12,804
Commercial Services & Supplies - 1.4%
Deluxe Corp.	118,460	8,119
Interface, Inc.	332,680	7,319
		15,438
Construction & Engineering - 3.1%
Comfort Systems U.S.A., Inc.	200,851	8,476
EMCOR Group, Inc.	147,980	10,890
Jacobs Engineering Group, Inc.	76,820	4,462
KBR, Inc.	259,922	4,338
Valmont Industries, Inc.	51,460	7,312
		35,478
Industrial Conglomerates - 0.8%
ITT, Inc.	174,340	8,523
Machinery - 2.3%
AGCO Corp.	73,560	4,611
John Bean Technologies Corp.	77,800	8,383
SPX Flow, Inc. (a)	161,409	7,263
Standex International Corp.	63,170	6,124
		26,381
Road & Rail - 0.6%
Landstar System, Inc.	61,550	6,257
Trading Companies & Distributors - 3.5%
Kaman Corp.	149,150	9,044
MRC Global, Inc. (a)	376,180	7,046
SiteOne Landscape Supply, Inc. (a)	106,780	7,314
Titan Machinery, Inc. (a)	197,180	3,810
Watsco, Inc.	38,470	6,441
WESCO International, Inc. (a)	102,680	6,115
		39,770

TOTAL INDUSTRIALS		171,449

INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 2.5%
ePlus, Inc. (a)	83,752	6,688
Orbotech Ltd. (a)	65,812	3,845
Plexus Corp. (a)	135,600	7,436
Tech Data Corp. (a)	52,168	3,978
TTM Technologies, Inc. (a)	509,684	7,105
		29,052
Internet Software & Services - 4.0%
2U, Inc. (a)	120,100	9,667
BlackLine, Inc. (a)	132,967	5,505
Carbonite, Inc. (a)	104,188	3,240
Five9, Inc. (a)	313,700	9,213
j2 Global, Inc.	116,400	9,240
New Relic, Inc. (a)	126,000	8,806
		45,671
IT Services - 3.9%
Amdocs Ltd.	50,200	3,376
EPAM Systems, Inc. (a)	103,684	11,856
ExlService Holdings, Inc. (a)	89,591	5,179
Interxion Holding N.V. (a)	105,800	6,879
Maximus, Inc.	153,900	10,408
Science Applications International Corp.	77,375	6,638
		44,336
Semiconductors & Semiconductor Equipment - 3.8%
Diodes, Inc. (a)	220,700	6,301
Entegris, Inc.	279,000	8,984
Integrated Device Technology, Inc. (a)	346,200	9,635
Nanometrics, Inc. (a)	204,100	5,066
ON Semiconductor Corp. (a)	236,600	5,224
Semtech Corp. (a)	194,500	7,644
		42,854
Software - 3.8%
Everbridge, Inc. (a)	171,500	6,406
Paycom Software, Inc. (a)(b)	100,100	11,432
RealPage, Inc. (a)	195,200	10,443
RingCentral, Inc. (a)	215,400	14,443
		42,724

TOTAL INFORMATION TECHNOLOGY		204,637

MATERIALS - 4.2%
Chemicals - 2.0%
Chase Corp.	61,215	6,856
Innospec, Inc.	111,609	8,114
Trinseo SA	65,569	4,783
Tronox Ltd. Class A	139,885	2,403
		22,156
Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)	80,000	4,400
Owens-Illinois, Inc. (a)	189,300	3,848
Sonoco Products Co.	109,301	5,614
		13,862
Metals & Mining - 1.0%
B2Gold Corp. (a)	1,474,317	4,237
Steel Dynamics, Inc.	163,000	7,304
		11,541

TOTAL MATERIALS		47,559

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Americold Realty Trust	398,700	8,217
CareTrust (REIT), Inc.	67,510	892
CoreSite Realty Corp.	90,997	9,473
Corporate Office Properties Trust (SBI)	227,000	6,245
Equity Lifestyle Properties, Inc.	113,700	10,137
Four Corners Property Trust, Inc.	377,213	8,548
Rexford Industrial Realty, Inc.	318,900	9,742
Store Capital Corp.	373,615	9,426
Terreno Realty Corp.	315,200	11,710
		74,390
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	16,650	785
UTILITIES - 3.2%
Electric Utilities - 1.9%
El Paso Electric Co.	93,620	4,779
Hawaiian Electric Industries, Inc.	67,400	2,338
IDACORP, Inc.	74,200	6,901
Portland General Electric Co.	97,068	4,123
Vistra Energy Corp. (a)	169,000	3,862
		22,003
Gas Utilities - 1.3%
Atmos Energy Corp.	34,838	3,027
China Resource Gas Group Ltd.	657,700	2,419
Southwest Gas Holdings, Inc.	57,000	4,160
Spire, Inc.	69,691	5,028
		14,634

TOTAL UTILITIES		36,637

TOTAL COMMON STOCKS
(Cost $888,340)		1,144,157
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.48% to 1.74% 5/10/18 to 7/12/18
(Cost $8,651)	8,680	8,651
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.74% (d)	2,936,759	$2,937
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	12,652,105	12,653
TOTAL MONEY MARKET FUNDS
(Cost $15,590)		15,590
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $912,581)		1,168,398
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(33,243)
NET ASSETS - 100%		$1,135,155

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $727,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$273
Fidelity Securities Lending Cash Central Fund	82
Total	$355

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$139,539	$139,539	$--	$--
Consumer Staples	25,943	25,943	--	--
Energy	48,387	48,387	--	--
Financials	208,416	208,416	--	--
Health Care	186,415	183,868	2,547	--
Industrials	171,449	171,449	--	--
Information Technology	204,637	204,637	--	--
Materials	47,559	47,559	--	--
Real Estate	74,390	74,390	--	--
Telecommunication Services	785	785	--	--
Utilities	36,637	34,218	2,419	--
U.S. Government and Government Agency Obligations	8,651	--	8,651	--
Money Market Funds	15,590	15,590	--	--
Total Investments in Securities:	$1,168,398	$1,154,781	$13,617	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,353) — See accompanying schedule: Unaffiliated issuers (cost $896,991)	$1,152,808
Fidelity Central Funds (cost $15,590)	15,590
Total Investment in Securities (cost $912,581)		$1,168,398
Receivable for investments sold		5,796
Receivable for fund shares sold		345
Dividends receivable		94
Distributions receivable from Fidelity Central Funds		91
Prepaid expenses		1
Other receivables		31
Total assets		1,174,756
Liabilities
Payable to custodian bank	$2,805
Payable for investments purchased	5,614
Payable for fund shares redeemed	12,063
Accrued management fee	556
Distribution and service plan fees payable	8
Notes payable to affiliates	5,580
Other affiliated payables	277
Other payables and accrued expenses	48
Collateral on securities loaned	12,650
Total liabilities		39,601
Net Assets		$1,135,155
Net Assets consist of:
Paid in capital		$771,954
Distributions in excess of net investment income		(1,655)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		109,039
Net unrealized appreciation (depreciation) on investments		255,817
Net Assets		$1,135,155
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($15,109 ÷ 574.262 shares)		$26.31
Maximum offering price per share (100/94.25 of $26.31)		$27.92
Class M:
Net Asset Value and redemption price per share ($3,051 ÷ 119.130 shares)		$25.61
Maximum offering price per share (100/96.50 of $25.61)		$26.54
Class C:
Net Asset Value and offering price per share ($4,632 ÷ 191.237 shares)(a)		$24.22
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,070,408 ÷ 39,892.348 shares)		$26.83
Class I:
Net Asset Value, offering price and redemption price per share ($41,270 ÷ 1,533.451 shares)		$26.91
Class Z:
Net Asset Value, offering price and redemption price per share ($685 ÷ 25.452 shares)		$26.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$9,037
Income from Fidelity Central Funds		355
Total income		9,392
Expenses
Management fee
Basic fee	$4,630
Performance adjustment	(717)
Transfer agent fees	1,435
Distribution and service plan fees	49
Accounting and security lending fees	247
Custodian fees and expenses	30
Independent trustees' fees and expenses	3
Registration fees	87
Audit	30
Legal	6
Interest	5
Miscellaneous	4
Total expenses before reductions	5,809
Expense reductions	(58)	5,751
Net investment income (loss)		3,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,679
Fidelity Central Funds	2
Foreign currency transactions	1
Futures contracts	206
Total net realized gain (loss)		108,888
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(56,698)
Fidelity Central Funds	(4)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(56,703)
Net gain (loss)		52,185
Net increase (decrease) in net assets resulting from operations		$55,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,641	$4,689
Net realized gain (loss)	108,888	159,688
Change in net unrealized appreciation (depreciation)	(56,703)	136,289
Net increase (decrease) in net assets resulting from operations	55,826	300,666
Distributions to shareholders from net investment income	(6,116)	(7,120)
Distributions to shareholders from net realized gain	(145,265)	(17,708)
Total distributions	(151,381)	(24,828)
Share transactions - net increase (decrease)	(346,075)	(119,619)
Redemption fees	10	78
Total increase (decrease) in net assets	(441,620)	156,297
Net Assets
Beginning of period	1,576,775	1,420,478
End of period	$1,135,155	$1,576,775
Other Information
Undistributed net investment income end of period	$–	$820
Distributions in excess of net investment income end of period	$(1,655)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.16	$23.48	$24.48	$25.76	$25.32	$19.40
Income from Investment Operations
Net investment income (loss)A	.03	–B	.05	.06	.01	(.02)
Net realized and unrealized gain (loss)	.81	5.05	.52	.96	1.68	5.98
Total from investment operations	.84	5.05	.57	1.02	1.69	5.96
Distributions from net investment income	(.03)	(.07)	(.05)	(.03)	–B	(.04)
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.25)	(.01)
Total distributions	(2.69)C	(.37)	(1.57)	(2.30)	(1.25)	(.04)D
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$26.31	$28.16	$23.48	$24.48	$25.76	$25.32
Total ReturnE,F,G	3.18%	21.62%	2.30%	4.19%	6.83%	30.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	1.05%	1.16%	1.01%	.99%	1.22%
Expenses net of fee waivers, if any	1.02%J	1.04%	1.16%	1.01%	.99%	1.22%
Expenses net of all reductions	1.01%J	1.04%	1.15%	1.00%	.99%	1.20%
Net investment income (loss)	.19 %J	.02%	.22%	.24%	.06%	(.09)%
Supplemental Data
Net assets, end of period (in millions)	$15	$14	$12	$11	$10	$8
Portfolio turnover rateK	45%J	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $2.69 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.651 per share.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$22.95	$24.00	$25.30	$24.97	$19.15
Income from Investment Operations
Net investment income (loss)A	(.02)	(.08)	(.03)	(.03)	(.07)	(.08)
Net realized and unrealized gain (loss)	.79	4.92	.50	.97	1.65	5.90
Total from investment operations	.77	4.84	.47	.94	1.58	5.82
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.24)	(1.25)	–
Total distributions	(2.65)	(.30)	(1.52)	(2.24)	(1.25)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$25.61	$27.49	$22.95	$24.00	$25.30	$24.97
Total ReturnC,D,E	3.01%	21.20%	1.89%	3.90%	6.46%	30.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.39%H	1.39%	1.51%	1.35%	1.32%	1.51%
Expenses net of fee waivers, if any	1.39%H	1.39%	1.51%	1.35%	1.32%	1.51%
Expenses net of all reductions	1.38%H	1.39%	1.50%	1.34%	1.31%	1.49%
Net investment income (loss)	(.18)%H	(.33)%	(.13)%	(.10)%	(.27)%	(.38)%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$3	$3	$3	$2
Portfolio turnover rateI	45%H	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.20	$21.99	$23.16	$24.49	$24.32	$18.73
Income from Investment Operations
Net investment income (loss)A	(.08)	(.20)	(.13)	(.14)	(.18)	(.19)
Net realized and unrealized gain (loss)	.75	4.71	.48	.93	1.60	5.78
Total from investment operations	.67	4.51	.35	.79	1.42	5.59
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.12)	(1.25)	–
Total distributions	(2.65)	(.30)	(1.52)	(2.12)	(1.25)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.22	$26.20	$21.99	$23.16	$24.49	$24.32
Total ReturnC,D,E	2.76%	20.62%	1.41%	3.36%	5.95%	29.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%H	1.87%	1.98%	1.84%	1.79%	1.98%
Expenses net of fee waivers, if any	1.85%H	1.87%	1.98%	1.84%	1.79%	1.98%
Expenses net of all reductions	1.85%H	1.86%	1.97%	1.83%	1.79%	1.96%
Net investment income (loss)	(.65)%H	(.81)%	(.60)%	(.59)%	(.74)%	(.85)%
Supplemental Data
Net assets, end of period (in millions)	$5	$5	$3	$4	$4	$3
Portfolio turnover rateI	45%H	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.71	$23.91	$24.89	$26.15	$25.64	$19.65
Income from Investment Operations
Net investment income (loss)A	.06	.08	.11	.12	.08	.04
Net realized and unrealized gain (loss)	.82	5.15	.54	.98	1.70	6.06
Total from investment operations	.88	5.23	.65	1.10	1.78	6.10
Distributions from net investment income	(.11)	(.12)	(.11)	(.09)	(.01)B	(.10)
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)B	(.01)
Total distributions	(2.76)	(.43)C	(1.63)	(2.36)	(1.27)	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.83	$28.71	$23.91	$24.89	$26.15	$25.64
Total ReturnE,F	3.31%	22.00%	2.57%	4.46%	7.08%	31.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.75%	.89%	.77%	.73%	.94%
Expenses net of fee waivers, if any	.73%I	.75%	.89%	.77%	.73%	.93%
Expenses net of all reductions	.73%I	.74%	.88%	.76%	.72%	.91%
Net investment income (loss)	.47%I	.31%	.49%	.48%	.32%	.20%
Supplemental Data
Net assets, end of period (in millions)	$1,070	$1,511	$1,359	$1,372	$1,406	$1,487
Portfolio turnover rateJ	45%I	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.78	$23.97	$24.96	$26.21	$25.69	$19.72
Income from Investment Operations
Net investment income (loss)A	.06	.08	.12	.13	.09	.05
Net realized and unrealized gain (loss)	.83	5.15	.53	.99	1.70	6.06
Total from investment operations	.89	5.23	.65	1.12	1.79	6.11
Distributions from net investment income	(.11)	(.12)	(.12)	(.10)	(.01)B	(.14)
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)B	(.01)
Total distributions	(2.76)	(.42)	(1.64)	(2.37)	(1.27)	(.14)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.91	$28.78	$23.97	$24.96	$26.21	$25.69
Total ReturnE,F	3.32%	21.97%	2.55%	4.52%	7.11%	31.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.75%	.87%	.74%	.70%	.91%
Expenses net of fee waivers, if any	.74%I	.75%	.87%	.73%	.70%	.91%
Expenses net of all reductions	.73%I	.75%	.87%	.73%	.70%	.89%
Net investment income (loss)	.47%I	.31%	.50%	.51%	.35%	.22%
Supplemental Data
Net assets, end of period (in millions)	$41	$43	$43	$46	$51	$56
Portfolio turnover rateJ	45%I	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B	.08	.07
Net realized and unrealized gain (loss)	.83	2.38
Total from investment operations	.91	2.45
Distributions from net investment income	(.16)	–
Distributions from net realized gain	(2.65)	–
Total distributions	(2.81)	–
Redemption fees added to paid in capitalB,C	–	–
Net asset value, end of period	$26.91	$28.81
Total ReturnD,E	3.40%	9.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.62%H
Expenses net of fee waivers, if any	.60%H	.61%H
Expenses net of all reductions	.59%H	.61%H
Net investment income (loss)	.61%H	.34%H
Supplemental Data
Net assets, end of period (in millions)	$1	$1
Portfolio turnover rateI	45%H	62%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$277,585
Gross unrealized depreciation	(22,583)
Net unrealized appreciation (depreciation)	$255,002
Tax cost	$913,396

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $334,467 and $790,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$18	$1
Class M(a)	.25%	.25%	8	–
Class C	.75%	.25%	23	2
			$49	$3

 (a) In the amount of less than five-hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M	1
Class C(a)	–
$8

 (a) In the amount of less than five-hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$16.22
Class M	5.33
Class C	7.30
Stock Selector Small Cap	1,367.18
Class I	40.19
Class Z	–(b)	.05
	$1,435

 (a) Annualized

 (b) In the amount of less than five-hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,184	1.94%	$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $706. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82, including $18 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$17	$34
Stock Selector Small Cap	5,933	6,885
Class I	163	201
Class Z	3	–
Total	$6,116	$7,120
From net realized gain
Class A	$1,328	$156
Class M	291	34
Class C	453	55
Stock Selector Small Cap	139,167	16,959
Class I	3,970	504
Class Z	56	–
Total	$145,265	$17,708

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	62	118	$1,634	$3,090
Reinvestment of distributions	52	7	1,339	186
Shares redeemed	(39)	(125)	(1,034)	(3,277)
Net increase (decrease)	75	–	$1,939	$(1)
Class M
Shares sold	11	46	$298	$1,150
Reinvestment of distributions	11	1	281	33
Shares redeemed	(18)	(47)	(485)	(1,187)
Net increase (decrease)	4	–	$94	$(4)
Class C
Shares sold	21	80	$528	$1,940
Reinvestment of distributions	19	2	447	53
Shares redeemed	(24)	(65)	(600)	(1,593)
Net increase (decrease)	16	17	$375	$400
Stock Selector Small Cap
Shares sold	19,274	6,895	$520,892	$183,697
Reinvestment of distributions	5,410	876	141,745	23,306
Shares redeemed	(37,436)	(11,988)	(1,012,153)	(319,370)
Net increase (decrease)	(12,752)	(4,217)	$(349,516)	$(112,367)
Class I
Shares sold	180	214	$4,846	$5,746
Reinvestment of distributions	157	26	4,120	702
Shares redeemed	(300)	(549)	(8,004)	(14,715)
Net increase (decrease)	37	(309)	$962	$(8,267)
Class Z
Shares sold	6	26	$198	$706
Reinvestment of distributions	2	–	51	–
Shares redeemed	(6)	(3)	(178)	(86)
Net increase (decrease)	2	23	$71	$620

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.02%
Actual		$1,000.00	$1,031.80	$5.14
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class M	1.39%
Actual		$1,000.00	$1,030.10	$7.00
Hypothetical-C		$1,000.00	$1,017.90	$6.95
Class C	1.85%
Actual		$1,000.00	$1,027.60	$9.30
Hypothetical-C		$1,000.00	$1,015.62	$9.25
Stock Selector Small Cap	.73%
Actual		$1,000.00	$1,033.10	$3.68
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class I	.74%
Actual		$1,000.00	$1,033.20	$3.73
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class Z	.60%
Actual		$1,000.00	$1,034.00	$3.03
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCS-SANN-0618
1.843154.110

Fidelity® Stock Selector Small Cap Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
RingCentral, Inc.	1.3
Nektar Therapeutics	1.1
Wintrust Financial Corp.	1.1
EPAM Systems, Inc.	1.0
Terreno Realty Corp.	1.0
Primerica, Inc.	1.0
Paycom Software, Inc.	1.0
bluebird bio, Inc.	1.0
EMCOR Group, Inc.	1.0
Cullen/Frost Bankers, Inc.	0.9
10.4

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	18.4
Information Technology	18.0
Health Care	16.4
Industrials	15.1
Consumer Discretionary	12.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018 *
Stocks	100.8%
Short-Term Investments and Net Other Assets (Liabilities)	(0.8)%

 * Foreign investments - 8.4%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.6%
Fox Factory Holding Corp. (a)	99,600	$3,312
Standard Motor Products, Inc.	69,002	3,129
		6,441
Hotels, Restaurants & Leisure - 2.8%
Bluegreen Vacations Corp. (b)	211,400	4,919
Cedar Fair LP (depositary unit)	71,971	4,875
Eldorado Resorts, Inc. (a)	175,200	7,096
Marriott Vacations Worldwide Corp.	59,800	7,332
Texas Roadhouse, Inc. Class A	117,700	7,542
		31,764
Household Durables - 2.5%
Cavco Industries, Inc. (a)	37,000	6,303
Taylor Morrison Home Corp. (a)	304,500	7,235
TopBuild Corp. (a)	103,500	8,249
TRI Pointe Homes, Inc. (a)	411,900	7,048
		28,835
Leisure Products - 0.8%
Brunswick Corp.	94,796	5,676
Johnson Outdoors, Inc. Class A	57,533	3,726
		9,402
Media - 0.7%
Cinemark Holdings, Inc.	145,900	5,715
Lions Gate Entertainment Corp. Class B	115,000	2,647
		8,362
Multiline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	119,500	7,433
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	43,700	5,937
Monro, Inc.	116,600	6,524
Murphy U.S.A., Inc. (a)	83,700	5,237
The Children's Place Retail Stores, Inc.	53,900	6,875
		24,573
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	68,400	6,379
Emerald Expositions Events, Inc.	153,400	2,956
Steven Madden Ltd.	162,159	7,824
Wolverine World Wide, Inc.	185,900	5,570
		22,729

TOTAL CONSUMER DISCRETIONARY		139,539

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Cott Corp.	135,300	1,935
Food & Staples Retailing - 0.3%
Performance Food Group Co. (a)	114,775	3,724
Food Products - 1.1%
Cranswick PLC	65,700	2,636
Ingredion, Inc.	24,800	3,003
J&J Snack Foods Corp.	29,375	4,036
Lamb Weston Holdings, Inc.	48,200	3,148
		12,823
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	109,200	3,877
Personal Products - 0.3%
Inter Parfums, Inc.	70,000	3,584

TOTAL CONSUMER STAPLES		25,943

ENERGY - 4.3%
Energy Equipment & Services - 1.1%
Nabors Industries Ltd.	554,600	4,221
Rowan Companies PLC (a)	285,840	4,128
Total Energy Services, Inc.	419,493	4,450
		12,799
Oil, Gas & Consumable Fuels - 3.2%
Boardwalk Pipeline Partners, LP	275,508	3,133
Delek U.S. Holdings, Inc.	183,900	8,711
Diamondback Energy, Inc. (a)	43,307	5,563
Newfield Exploration Co. (a)	124,988	3,725
PDC Energy, Inc. (a)	106,300	5,691
WPX Energy, Inc. (a)	512,890	8,765
		35,588

TOTAL ENERGY		48,387

FINANCIALS - 18.4%
Banks - 11.2%
Associated Banc-Corp.	332,723	8,801
BancFirst Corp.	180,456	10,313
Banner Corp.	91,429	5,248
Boston Private Financial Holdings, Inc.	311,327	4,997
City Holding Co.	110,700	7,924
Columbia Banking Systems, Inc.	228,200	9,176
Cullen/Frost Bankers, Inc.	92,400	10,575
CVB Financial Corp.	328,800	7,283
First Merchants Corp.	189,237	8,152
Heartland Financial U.S.A., Inc.	164,821	8,843
Independent Bank Corp., Massachusetts	113,542	8,209
Preferred Bank, Los Angeles	87,000	5,545
Stock Yards Bancorp, Inc.	39,216	1,469
Tompkins Financial Corp.	30,284	2,353
Trico Bancshares	245,100	9,159
WesBanco, Inc.	166,200	7,280
Wintrust Financial Corp.	133,900	11,977
		127,304
Capital Markets - 1.7%
Hamilton Lane, Inc. Class A	101,543	4,250
OM Asset Management Ltd.	542,710	8,233
PJT Partners, Inc.	126,400	7,014
		19,497
Diversified Financial Services - 0.3%
Cotiviti Holdings, Inc. (a)	102,800	3,551
Insurance - 2.5%
Employers Holdings, Inc.	186,686	7,635
First American Financial Corp.	157,600	8,055
James River Group Holdings Ltd.	9,958	362
Primerica, Inc.	120,600	11,668
		27,720
Thrifts & Mortgage Finance - 2.7%
Beneficial Bancorp, Inc.	298,580	4,732
Meridian Bancorp, Inc. Maryland	465,400	8,796
Washington Federal, Inc.	239,063	7,590
WSFS Financial Corp.	184,142	9,226
		30,344

TOTAL FINANCIALS		208,416

HEALTH CARE - 16.4%
Biotechnology - 9.2%
Abeona Therapeutics, Inc. (a)(b)	133,673	2,333
ACADIA Pharmaceuticals, Inc. (a)	107,652	1,702
Acorda Therapeutics, Inc. (a)	187,300	4,327
Agios Pharmaceuticals, Inc. (a)	66,715	5,598
Amarin Corp. PLC ADR (a)(b)	408,500	1,123
AnaptysBio, Inc. (a)	63,000	5,908
Apellis Pharmaceuticals, Inc. (a)	6,300	152
Argenx SE ADR	41,331	3,621
Ascendis Pharma A/S sponsored ADR (a)	75,306	4,745
Atara Biotherapeutics, Inc. (a)	62,600	2,526
Audentes Therapeutics, Inc. (a)	92,600	3,460
bluebird bio, Inc. (a)	64,728	11,013
Cellectis SA sponsored ADR (a)	124,900	3,585
CytomX Therapeutics, Inc. (a)	83,605	2,199
CytomX Therapeutics, Inc. (a)(c)	27,627	727
FibroGen, Inc. (a)	65,900	2,995
Heron Therapeutics, Inc. (a)	155,100	4,700
Insmed, Inc. (a)	239,465	5,826
Intercept Pharmaceuticals, Inc. (a)	45,503	3,095
Ionis Pharmaceuticals, Inc. (a)	76,128	3,276
Kura Oncology, Inc. (a)	66,598	1,009
La Jolla Pharmaceutical Co. (a)	110,800	3,215
Loxo Oncology, Inc. (a)	22,200	2,795
Mirati Therapeutics, Inc. (a)	85,600	2,636
Neurocrine Biosciences, Inc. (a)	89,741	7,276
Protagonist Therapeutics, Inc. (a)	173,100	1,496
Sage Therapeutics, Inc. (a)	29,900	4,303
Sarepta Therapeutics, Inc. (a)	10,200	779
Sienna Biopharmaceuticals, Inc. (b)	38,984	748
Spark Therapeutics, Inc. (a)	68,200	5,205
TESARO, Inc. (a)	51,000	2,596
		104,969
Health Care Equipment & Supplies - 2.4%
Cantel Medical Corp.	66,600	7,464
Integra LifeSciences Holdings Corp. (a)	89,812	5,535
iRhythm Technologies, Inc. (a)	82,400	4,792
Masimo Corp. (a)	31,966	2,868
Nanosonics Ltd. (a)	1,414,191	2,547
Steris PLC	49,700	4,698
		27,904
Health Care Providers & Services - 2.2%
G1 Therapeutics, Inc.	170,400	6,535
Magellan Health Services, Inc. (a)	88,852	7,450
Molina Healthcare, Inc. (a)	82,500	6,868
NMC Health PLC	74,600	3,664
		24,517
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	44,300	3,107
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	58,700	6,905
Pharmaceuticals - 1.7%
MyoKardia, Inc. (a)	45,730	2,259
Nektar Therapeutics (a)	146,600	12,265
Theravance Biopharma, Inc. (a)(b)	186,478	4,489
		19,013

TOTAL HEALTH CARE		186,415

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.4%
Moog, Inc. Class A	109,262	8,956
Teledyne Technologies, Inc. (a)	40,051	7,493
		16,449
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	263,497	5,333
Airlines - 0.4%
JetBlue Airways Corp. (a)	261,380	5,016
Building Products - 1.1%
Allegion PLC	60,910	4,701
GCP Applied Technologies, Inc. (a)	95,200	2,727
Simpson Manufacturing Co. Ltd.	98,320	5,376
		12,804
Commercial Services & Supplies - 1.4%
Deluxe Corp.	118,460	8,119
Interface, Inc.	332,680	7,319
		15,438
Construction & Engineering - 3.1%
Comfort Systems U.S.A., Inc.	200,851	8,476
EMCOR Group, Inc.	147,980	10,890
Jacobs Engineering Group, Inc.	76,820	4,462
KBR, Inc.	259,922	4,338
Valmont Industries, Inc.	51,460	7,312
		35,478
Industrial Conglomerates - 0.8%
ITT, Inc.	174,340	8,523
Machinery - 2.3%
AGCO Corp.	73,560	4,611
John Bean Technologies Corp.	77,800	8,383
SPX Flow, Inc. (a)	161,409	7,263
Standex International Corp.	63,170	6,124
		26,381
Road & Rail - 0.6%
Landstar System, Inc.	61,550	6,257
Trading Companies & Distributors - 3.5%
Kaman Corp.	149,150	9,044
MRC Global, Inc. (a)	376,180	7,046
SiteOne Landscape Supply, Inc. (a)	106,780	7,314
Titan Machinery, Inc. (a)	197,180	3,810
Watsco, Inc.	38,470	6,441
WESCO International, Inc. (a)	102,680	6,115
		39,770

TOTAL INDUSTRIALS		171,449

INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 2.5%
ePlus, Inc. (a)	83,752	6,688
Orbotech Ltd. (a)	65,812	3,845
Plexus Corp. (a)	135,600	7,436
Tech Data Corp. (a)	52,168	3,978
TTM Technologies, Inc. (a)	509,684	7,105
		29,052
Internet Software & Services - 4.0%
2U, Inc. (a)	120,100	9,667
BlackLine, Inc. (a)	132,967	5,505
Carbonite, Inc. (a)	104,188	3,240
Five9, Inc. (a)	313,700	9,213
j2 Global, Inc.	116,400	9,240
New Relic, Inc. (a)	126,000	8,806
		45,671
IT Services - 3.9%
Amdocs Ltd.	50,200	3,376
EPAM Systems, Inc. (a)	103,684	11,856
ExlService Holdings, Inc. (a)	89,591	5,179
Interxion Holding N.V. (a)	105,800	6,879
Maximus, Inc.	153,900	10,408
Science Applications International Corp.	77,375	6,638
		44,336
Semiconductors & Semiconductor Equipment - 3.8%
Diodes, Inc. (a)	220,700	6,301
Entegris, Inc.	279,000	8,984
Integrated Device Technology, Inc. (a)	346,200	9,635
Nanometrics, Inc. (a)	204,100	5,066
ON Semiconductor Corp. (a)	236,600	5,224
Semtech Corp. (a)	194,500	7,644
		42,854
Software - 3.8%
Everbridge, Inc. (a)	171,500	6,406
Paycom Software, Inc. (a)(b)	100,100	11,432
RealPage, Inc. (a)	195,200	10,443
RingCentral, Inc. (a)	215,400	14,443
		42,724

TOTAL INFORMATION TECHNOLOGY		204,637

MATERIALS - 4.2%
Chemicals - 2.0%
Chase Corp.	61,215	6,856
Innospec, Inc.	111,609	8,114
Trinseo SA	65,569	4,783
Tronox Ltd. Class A	139,885	2,403
		22,156
Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)	80,000	4,400
Owens-Illinois, Inc. (a)	189,300	3,848
Sonoco Products Co.	109,301	5,614
		13,862
Metals & Mining - 1.0%
B2Gold Corp. (a)	1,474,317	4,237
Steel Dynamics, Inc.	163,000	7,304
		11,541

TOTAL MATERIALS		47,559

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Americold Realty Trust	398,700	8,217
CareTrust (REIT), Inc.	67,510	892
CoreSite Realty Corp.	90,997	9,473
Corporate Office Properties Trust (SBI)	227,000	6,245
Equity Lifestyle Properties, Inc.	113,700	10,137
Four Corners Property Trust, Inc.	377,213	8,548
Rexford Industrial Realty, Inc.	318,900	9,742
Store Capital Corp.	373,615	9,426
Terreno Realty Corp.	315,200	11,710
		74,390
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	16,650	785
UTILITIES - 3.2%
Electric Utilities - 1.9%
El Paso Electric Co.	93,620	4,779
Hawaiian Electric Industries, Inc.	67,400	2,338
IDACORP, Inc.	74,200	6,901
Portland General Electric Co.	97,068	4,123
Vistra Energy Corp. (a)	169,000	3,862
		22,003
Gas Utilities - 1.3%
Atmos Energy Corp.	34,838	3,027
China Resource Gas Group Ltd.	657,700	2,419
Southwest Gas Holdings, Inc.	57,000	4,160
Spire, Inc.	69,691	5,028
		14,634

TOTAL UTILITIES		36,637

TOTAL COMMON STOCKS
(Cost $888,340)		1,144,157
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.48% to 1.74% 5/10/18 to 7/12/18
(Cost $8,651)	8,680	8,651
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.74% (d)	2,936,759	$2,937
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	12,652,105	12,653
TOTAL MONEY MARKET FUNDS
(Cost $15,590)		15,590
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $912,581)		1,168,398
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(33,243)
NET ASSETS - 100%		$1,135,155

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $727,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$273
Fidelity Securities Lending Cash Central Fund	82
Total	$355

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$139,539	$139,539	$--	$--
Consumer Staples	25,943	25,943	--	--
Energy	48,387	48,387	--	--
Financials	208,416	208,416	--	--
Health Care	186,415	183,868	2,547	--
Industrials	171,449	171,449	--	--
Information Technology	204,637	204,637	--	--
Materials	47,559	47,559	--	--
Real Estate	74,390	74,390	--	--
Telecommunication Services	785	785	--	--
Utilities	36,637	34,218	2,419	--
U.S. Government and Government Agency Obligations	8,651	--	8,651	--
Money Market Funds	15,590	15,590	--	--
Total Investments in Securities:	$1,168,398	$1,154,781	$13,617	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,353) — See accompanying schedule: Unaffiliated issuers (cost $896,991)	$1,152,808
Fidelity Central Funds (cost $15,590)	15,590
Total Investment in Securities (cost $912,581)		$1,168,398
Receivable for investments sold		5,796
Receivable for fund shares sold		345
Dividends receivable		94
Distributions receivable from Fidelity Central Funds		91
Prepaid expenses		1
Other receivables		31
Total assets		1,174,756
Liabilities
Payable to custodian bank	$2,805
Payable for investments purchased	5,614
Payable for fund shares redeemed	12,063
Accrued management fee	556
Distribution and service plan fees payable	8
Notes payable to affiliates	5,580
Other affiliated payables	277
Other payables and accrued expenses	48
Collateral on securities loaned	12,650
Total liabilities		39,601
Net Assets		$1,135,155
Net Assets consist of:
Paid in capital		$771,954
Distributions in excess of net investment income		(1,655)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		109,039
Net unrealized appreciation (depreciation) on investments		255,817
Net Assets		$1,135,155
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($15,109 ÷ 574.262 shares)		$26.31
Maximum offering price per share (100/94.25 of $26.31)		$27.92
Class M:
Net Asset Value and redemption price per share ($3,051 ÷ 119.130 shares)		$25.61
Maximum offering price per share (100/96.50 of $25.61)		$26.54
Class C:
Net Asset Value and offering price per share ($4,632 ÷ 191.237 shares)(a)		$24.22
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,070,408 ÷ 39,892.348 shares)		$26.83
Class I:
Net Asset Value, offering price and redemption price per share ($41,270 ÷ 1,533.451 shares)		$26.91
Class Z:
Net Asset Value, offering price and redemption price per share ($685 ÷ 25.452 shares)		$26.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$9,037
Income from Fidelity Central Funds		355
Total income		9,392
Expenses
Management fee
Basic fee	$4,630
Performance adjustment	(717)
Transfer agent fees	1,435
Distribution and service plan fees	49
Accounting and security lending fees	247
Custodian fees and expenses	30
Independent trustees' fees and expenses	3
Registration fees	87
Audit	30
Legal	6
Interest	5
Miscellaneous	4
Total expenses before reductions	5,809
Expense reductions	(58)	5,751
Net investment income (loss)		3,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,679
Fidelity Central Funds	2
Foreign currency transactions	1
Futures contracts	206
Total net realized gain (loss)		108,888
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(56,698)
Fidelity Central Funds	(4)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(56,703)
Net gain (loss)		52,185
Net increase (decrease) in net assets resulting from operations		$55,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,641	$4,689
Net realized gain (loss)	108,888	159,688
Change in net unrealized appreciation (depreciation)	(56,703)	136,289
Net increase (decrease) in net assets resulting from operations	55,826	300,666
Distributions to shareholders from net investment income	(6,116)	(7,120)
Distributions to shareholders from net realized gain	(145,265)	(17,708)
Total distributions	(151,381)	(24,828)
Share transactions - net increase (decrease)	(346,075)	(119,619)
Redemption fees	10	78
Total increase (decrease) in net assets	(441,620)	156,297
Net Assets
Beginning of period	1,576,775	1,420,478
End of period	$1,135,155	$1,576,775
Other Information
Undistributed net investment income end of period	$–	$820
Distributions in excess of net investment income end of period	$(1,655)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.16	$23.48	$24.48	$25.76	$25.32	$19.40
Income from Investment Operations
Net investment income (loss)A	.03	–B	.05	.06	.01	(.02)
Net realized and unrealized gain (loss)	.81	5.05	.52	.96	1.68	5.98
Total from investment operations	.84	5.05	.57	1.02	1.69	5.96
Distributions from net investment income	(.03)	(.07)	(.05)	(.03)	–B	(.04)
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.25)	(.01)
Total distributions	(2.69)C	(.37)	(1.57)	(2.30)	(1.25)	(.04)D
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$26.31	$28.16	$23.48	$24.48	$25.76	$25.32
Total ReturnE,F,G	3.18%	21.62%	2.30%	4.19%	6.83%	30.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	1.05%	1.16%	1.01%	.99%	1.22%
Expenses net of fee waivers, if any	1.02%J	1.04%	1.16%	1.01%	.99%	1.22%
Expenses net of all reductions	1.01%J	1.04%	1.15%	1.00%	.99%	1.20%
Net investment income (loss)	.19 %J	.02%	.22%	.24%	.06%	(.09)%
Supplemental Data
Net assets, end of period (in millions)	$15	$14	$12	$11	$10	$8
Portfolio turnover rateK	45%J	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $2.69 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.651 per share.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$22.95	$24.00	$25.30	$24.97	$19.15
Income from Investment Operations
Net investment income (loss)A	(.02)	(.08)	(.03)	(.03)	(.07)	(.08)
Net realized and unrealized gain (loss)	.79	4.92	.50	.97	1.65	5.90
Total from investment operations	.77	4.84	.47	.94	1.58	5.82
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.24)	(1.25)	–
Total distributions	(2.65)	(.30)	(1.52)	(2.24)	(1.25)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$25.61	$27.49	$22.95	$24.00	$25.30	$24.97
Total ReturnC,D,E	3.01%	21.20%	1.89%	3.90%	6.46%	30.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.39%H	1.39%	1.51%	1.35%	1.32%	1.51%
Expenses net of fee waivers, if any	1.39%H	1.39%	1.51%	1.35%	1.32%	1.51%
Expenses net of all reductions	1.38%H	1.39%	1.50%	1.34%	1.31%	1.49%
Net investment income (loss)	(.18)%H	(.33)%	(.13)%	(.10)%	(.27)%	(.38)%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$3	$3	$3	$2
Portfolio turnover rateI	45%H	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.20	$21.99	$23.16	$24.49	$24.32	$18.73
Income from Investment Operations
Net investment income (loss)A	(.08)	(.20)	(.13)	(.14)	(.18)	(.19)
Net realized and unrealized gain (loss)	.75	4.71	.48	.93	1.60	5.78
Total from investment operations	.67	4.51	.35	.79	1.42	5.59
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.12)	(1.25)	–
Total distributions	(2.65)	(.30)	(1.52)	(2.12)	(1.25)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.22	$26.20	$21.99	$23.16	$24.49	$24.32
Total ReturnC,D,E	2.76%	20.62%	1.41%	3.36%	5.95%	29.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%H	1.87%	1.98%	1.84%	1.79%	1.98%
Expenses net of fee waivers, if any	1.85%H	1.87%	1.98%	1.84%	1.79%	1.98%
Expenses net of all reductions	1.85%H	1.86%	1.97%	1.83%	1.79%	1.96%
Net investment income (loss)	(.65)%H	(.81)%	(.60)%	(.59)%	(.74)%	(.85)%
Supplemental Data
Net assets, end of period (in millions)	$5	$5	$3	$4	$4	$3
Portfolio turnover rateI	45%H	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.71	$23.91	$24.89	$26.15	$25.64	$19.65
Income from Investment Operations
Net investment income (loss)A	.06	.08	.11	.12	.08	.04
Net realized and unrealized gain (loss)	.82	5.15	.54	.98	1.70	6.06
Total from investment operations	.88	5.23	.65	1.10	1.78	6.10
Distributions from net investment income	(.11)	(.12)	(.11)	(.09)	(.01)B	(.10)
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)B	(.01)
Total distributions	(2.76)	(.43)C	(1.63)	(2.36)	(1.27)	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.83	$28.71	$23.91	$24.89	$26.15	$25.64
Total ReturnE,F	3.31%	22.00%	2.57%	4.46%	7.08%	31.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.75%	.89%	.77%	.73%	.94%
Expenses net of fee waivers, if any	.73%I	.75%	.89%	.77%	.73%	.93%
Expenses net of all reductions	.73%I	.74%	.88%	.76%	.72%	.91%
Net investment income (loss)	.47%I	.31%	.49%	.48%	.32%	.20%
Supplemental Data
Net assets, end of period (in millions)	$1,070	$1,511	$1,359	$1,372	$1,406	$1,487
Portfolio turnover rateJ	45%I	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.78	$23.97	$24.96	$26.21	$25.69	$19.72
Income from Investment Operations
Net investment income (loss)A	.06	.08	.12	.13	.09	.05
Net realized and unrealized gain (loss)	.83	5.15	.53	.99	1.70	6.06
Total from investment operations	.89	5.23	.65	1.12	1.79	6.11
Distributions from net investment income	(.11)	(.12)	(.12)	(.10)	(.01)B	(.14)
Distributions from net realized gain	(2.65)	(.30)	(1.52)	(2.27)	(1.26)B	(.01)
Total distributions	(2.76)	(.42)	(1.64)	(2.37)	(1.27)	(.14)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$26.91	$28.78	$23.97	$24.96	$26.21	$25.69
Total ReturnE,F	3.32%	21.97%	2.55%	4.52%	7.11%	31.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.75%	.87%	.74%	.70%	.91%
Expenses net of fee waivers, if any	.74%I	.75%	.87%	.73%	.70%	.91%
Expenses net of all reductions	.73%I	.75%	.87%	.73%	.70%	.89%
Net investment income (loss)	.47%I	.31%	.50%	.51%	.35%	.22%
Supplemental Data
Net assets, end of period (in millions)	$41	$43	$43	$46	$51	$56
Portfolio turnover rateJ	45%I	62%	57%	48%	73%	79%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B	.08	.07
Net realized and unrealized gain (loss)	.83	2.38
Total from investment operations	.91	2.45
Distributions from net investment income	(.16)	–
Distributions from net realized gain	(2.65)	–
Total distributions	(2.81)	–
Redemption fees added to paid in capitalB,C	–	–
Net asset value, end of period	$26.91	$28.81
Total ReturnD,E	3.40%	9.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.62%H
Expenses net of fee waivers, if any	.60%H	.61%H
Expenses net of all reductions	.59%H	.61%H
Net investment income (loss)	.61%H	.34%H
Supplemental Data
Net assets, end of period (in millions)	$1	$1
Portfolio turnover rateI	45%H	62%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$277,585
Gross unrealized depreciation	(22,583)
Net unrealized appreciation (depreciation)	$255,002
Tax cost	$913,396

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $334,467 and $790,304, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$18	$1
Class M(a)	.25%	.25%	8	–
Class C	.75%	.25%	23	2
			$49	$3

 (a) In the amount of less than five-hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M	1
Class C(a)	–
$8

 (a) In the amount of less than five-hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$16.22
Class M	5.33
Class C	7.30
Stock Selector Small Cap	1,367.18
Class I	40.19
Class Z	–(b)	.05
	$1,435

 (a) Annualized

 (b) In the amount of less than five-hundred dollars

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,184	1.94%	$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $706. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82, including $18 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$17	$34
Stock Selector Small Cap	5,933	6,885
Class I	163	201
Class Z	3	–
Total	$6,116	$7,120
From net realized gain
Class A	$1,328	$156
Class M	291	34
Class C	453	55
Stock Selector Small Cap	139,167	16,959
Class I	3,970	504
Class Z	56	–
Total	$145,265	$17,708

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	62	118	$1,634	$3,090
Reinvestment of distributions	52	7	1,339	186
Shares redeemed	(39)	(125)	(1,034)	(3,277)
Net increase (decrease)	75	–	$1,939	$(1)
Class M
Shares sold	11	46	$298	$1,150
Reinvestment of distributions	11	1	281	33
Shares redeemed	(18)	(47)	(485)	(1,187)
Net increase (decrease)	4	–	$94	$(4)
Class C
Shares sold	21	80	$528	$1,940
Reinvestment of distributions	19	2	447	53
Shares redeemed	(24)	(65)	(600)	(1,593)
Net increase (decrease)	16	17	$375	$400
Stock Selector Small Cap
Shares sold	19,274	6,895	$520,892	$183,697
Reinvestment of distributions	5,410	876	141,745	23,306
Shares redeemed	(37,436)	(11,988)	(1,012,153)	(319,370)
Net increase (decrease)	(12,752)	(4,217)	$(349,516)	$(112,367)
Class I
Shares sold	180	214	$4,846	$5,746
Reinvestment of distributions	157	26	4,120	702
Shares redeemed	(300)	(549)	(8,004)	(14,715)
Net increase (decrease)	37	(309)	$962	$(8,267)
Class Z
Shares sold	6	26	$198	$706
Reinvestment of distributions	2	–	51	–
Shares redeemed	(6)	(3)	(178)	(86)
Net increase (decrease)	2	23	$71	$620

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.02%
Actual		$1,000.00	$1,031.80	$5.14
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class M	1.39%
Actual		$1,000.00	$1,030.10	$7.00
Hypothetical-C		$1,000.00	$1,017.90	$6.95
Class C	1.85%
Actual		$1,000.00	$1,027.60	$9.30
Hypothetical-C		$1,000.00	$1,015.62	$9.25
Stock Selector Small Cap	.73%
Actual		$1,000.00	$1,033.10	$3.68
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class I	.74%
Actual		$1,000.00	$1,033.20	$3.73
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class Z	.60%
Actual		$1,000.00	$1,034.00	$3.03
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

SCS-SANN-0618
1.538515.120

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
First Citizen Bancshares, Inc.	2.3
Grand Canyon Education, Inc.	2.0
Store Capital Corp.	1.9
Cedar Fair LP (depositary unit)	1.7
Moog, Inc. Class A	1.7
Cullen/Frost Bankers, Inc.	1.6
UMB Financial Corp.	1.5
Enstar Group Ltd.	1.5
Genesee & Wyoming, Inc. Class A	1.5
Silgan Holdings, Inc.	1.4
17.1

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	19.1
Information Technology	17.5
Industrials	16.7
Consumer Discretionary	14.5
Health Care	11.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018 *
Stocks	97.4%
Investment Companies	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 9.9%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.8%
Standard Motor Products, Inc.	1,414	$64,125
Diversified Consumer Services - 3.0%
Bright Horizons Family Solutions, Inc. (a)	125	11,860
Grand Canyon Education, Inc. (a)	1,505	156,505
Strayer Education, Inc.	632	66,404
		234,769
Hotels, Restaurants & Leisure - 5.1%
Bluegreen Vacations Corp.	848	19,733
Boyd Gaming Corp.	593	19,694
Cedar Fair LP (depositary unit)	2,001	135,548
Churchill Downs, Inc.	93	25,538
Dunkin' Brands Group, Inc.	298	18,166
Golden Entertainment, Inc. (a)	373	9,978
Hilton Grand Vacations, Inc. (a)	739	31,777
Marriott Vacations Worldwide Corp.	135	16,552
Six Flags Entertainment Corp.	457	28,901
Texas Roadhouse, Inc. Class A	362	23,197
U.S. Foods Holding Corp. (a)	662	22,627
Vail Resorts, Inc.	198	45,403
		397,114
Household Durables - 3.0%
Cavco Industries, Inc. (a)	331	56,386
LGI Homes, Inc. (a)	1,018	70,446
Meritage Homes Corp. (a)	518	23,051
SodaStream International Ltd. (a)	338	31,938
Taylor Morrison Home Corp. (a)	1,281	30,437
TopBuild Corp. (a)	312	24,866
		237,124
Internet & Direct Marketing Retail - 0.2%
Gaia, Inc. Class A (a)	1,006	15,241
Media - 0.3%
Cinemark Holdings, Inc.	508	19,898
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	289	17,976
Specialty Retail - 1.5%
Aaron's, Inc. Class A	2,342	97,825
The Children's Place Retail Stores, Inc.	168	21,428
		119,253
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	131	13,142
Columbia Sportswear Co.	173	14,361
		27,503

TOTAL CONSUMER DISCRETIONARY		1,133,003

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.3%
Performance Food Group Co. (a)	758	24,597
Food Products - 1.1%
Nomad Foods Ltd. (a)	4,011	66,141
Post Holdings, Inc. (a)	300	23,871
		90,012
Household Products - 0.5%
Central Garden & Pet Co. (a)	405	15,183
Central Garden & Pet Co. Class A (non-vtg.) (a)	636	22,578
		37,761

TOTAL CONSUMER STAPLES		152,370

ENERGY - 3.5%
Energy Equipment & Services - 1.1%
NCS Multistage Holdings, Inc.	743	13,537
Oil States International, Inc. (a)	600	21,570
ShawCor Ltd. Class A	2,601	50,320
		85,427
Oil, Gas & Consumable Fuels - 2.4%
Delek U.S. Holdings, Inc.	1,336	63,286
LINN Energy, Inc. (a)	2,240	87,808
Whiting Petroleum Corp. (a)	1,000	40,820
		191,914

TOTAL ENERGY		277,341

FINANCIALS - 19.1%
Banks - 9.5%
Associated Banc-Corp.	922	24,387
Banner Corp.	504	28,930
BOK Financial Corp.	844	84,974
Cullen/Frost Bankers, Inc.	1,132	129,557
CVB Financial Corp.	1,899	42,063
First Citizen Bancshares, Inc.	418	180,692
Hilltop Holdings, Inc.	1,590	35,648
Popular, Inc.	1,845	85,405
Prosperity Bancshares, Inc.	226	16,220
UMB Financial Corp.	1,554	119,005
		746,881
Capital Markets - 2.6%
Apollo Global Management LLC Class A	1,066	30,743
Cboe Global Markets, Inc.	204	21,783
Federated Investors, Inc. Class B (non-vtg.)	504	13,341
Hamilton Lane, Inc. Class A	476	19,921
Lazard Ltd. Class A	363	19,754
Legg Mason, Inc.	384	15,245
MSCI, Inc.	183	27,419
OM Asset Management Ltd.	3,751	56,903
		205,109
Insurance - 5.1%
Argo Group International Holdings, Ltd.	936	54,709
Axis Capital Holdings Ltd.	900	52,830
Enstar Group Ltd. (a)	553	116,213
First American Financial Corp.	1,431	73,138
ProAssurance Corp.	2,116	100,087
		396,977
Thrifts & Mortgage Finance - 1.9%
Beneficial Bancorp, Inc.	4,142	65,651
Essent Group Ltd. (a)	741	24,423
Meridian Bancorp, Inc. Maryland	1,141	21,565
Washington Federal, Inc.	1,020	32,385
		144,024

TOTAL FINANCIALS		1,492,991

HEALTH CARE - 11.3%
Biotechnology - 4.4%
Abeona Therapeutics, Inc. (a)	643	11,220
Acceleron Pharma, Inc. (a)	316	11,032
Achaogen, Inc. (a)	677	9,688
Acorda Therapeutics, Inc. (a)	325	7,508
Alder Biopharmaceuticals, Inc. (a)	731	10,380
Amarin Corp. PLC ADR (a)	899	2,472
AnaptysBio, Inc. (a)	168	15,755
Arena Pharmaceuticals, Inc. (a)	261	10,398
Argenx SE ADR	146	12,793
Ascendis Pharma A/S sponsored ADR (a)	432	27,220
Atara Biotherapeutics, Inc. (a)	201	8,110
Audentes Therapeutics, Inc. (a)	528	19,726
Blueprint Medicines Corp. (a)	314	24,090
Epizyme, Inc. (a)	448	5,757
Fate Therapeutics, Inc. (a)	115	1,162
FibroGen, Inc. (a)	298	13,544
Five Prime Therapeutics, Inc. (a)	144	2,412
Foundation Medicine, Inc. (a)	40	3,054
Global Blood Therapeutics, Inc. (a)	428	18,896
Heron Therapeutics, Inc. (a)	346	10,484
Ligand Pharmaceuticals, Inc. Class B (a)	93	14,401
Loxo Oncology, Inc. (a)	236	29,715
Mirati Therapeutics, Inc. (a)	434	13,367
Sarepta Therapeutics, Inc. (a)	472	36,042
Spark Therapeutics, Inc. (a)	172	13,127
Stemline Therapeutics, Inc. (a)	718	12,350
TESARO, Inc. (a)	76	3,869
		348,572
Health Care Equipment & Supplies - 2.1%
Cantel Medical Corp.	322	36,087
ICU Medical, Inc. (a)	101	25,422
Inogen, Inc. (a)	109	15,323
Insulet Corp. (a)	56	4,816
Integra LifeSciences Holdings Corp. (a)	824	50,783
iRhythm Technologies, Inc. (a)	305	17,736
Quanterix Corp. (a)	726	12,306
		162,473
Health Care Providers & Services - 2.0%
Chemed Corp.	66	20,343
G1 Therapeutics, Inc.	119	4,564
Magellan Health Services, Inc. (a)	800	67,080
Molina Healthcare, Inc. (a)	498	41,459
Tivity Health, Inc. (a)	598	21,498
		154,944
Health Care Technology - 0.1%
Cegedim SA (a)	144	6,121
HTG Molecular Diagnostics (a)	769	3,068
		9,189
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	322	37,877
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)	524	9,301
Aerie Pharmaceuticals, Inc. (a)	295	15,104
Akcea Therapeutics, Inc.	45	1,175
Avexis, Inc. (a)	188	39,980
Catalent, Inc. (a)	505	20,761
Innoviva, Inc. (a)	1,669	24,201
Nektar Therapeutics (a)	637	53,291
Theravance Biopharma, Inc. (a)	190	4,573
Zogenix, Inc. (a)	55	2,162
		170,548

TOTAL HEALTH CARE		883,603

INDUSTRIALS - 16.7%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	577	39,121
HEICO Corp. Class A	628	45,310
Moog, Inc. Class A	1,637	134,185
Teledyne Technologies, Inc. (a)	163	30,496
		249,112
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	282	17,879
Airlines - 1.3%
Allegiant Travel Co.	370	59,293
SkyWest, Inc.	780	44,382
		103,675
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	871	44,491
Viad Corp.	273	13,855
		58,346
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	383	39,778
EMCOR Group, Inc.	394	28,994
Jacobs Engineering Group, Inc.	338	19,634
KBR, Inc.	1,696	28,306
		116,712
Electrical Equipment - 2.0%
AZZ, Inc.	648	28,868
Generac Holdings, Inc. (a)	985	44,335
Melrose Industries PLC	1,589	4,988
Regal Beloit Corp.	1,113	79,246
		157,437
Industrial Conglomerates - 0.5%
ITT, Inc.	813	39,748
Machinery - 1.5%
AGCO Corp.	215	13,476
Allison Transmission Holdings, Inc.	79	3,080
Milacron Holdings Corp. (a)	714	12,873
Mueller Industries, Inc.	1,917	52,104
Oshkosh Corp.	232	16,741
WABCO Holdings, Inc. (a)	155	19,993
		118,267
Professional Services - 2.4%
Asgn, Inc. (a)	752	60,634
Exponent, Inc.	495	42,768
FTI Consulting, Inc. (a)	1,069	62,430
Insperity, Inc.	279	22,390
		188,222
Road & Rail - 1.5%
Genesee & Wyoming, Inc. Class A (a)	1,607	114,418
Trading Companies & Distributors - 1.9%
SiteOne Landscape Supply, Inc. (a)	481	32,949
Univar, Inc. (a)	712	19,623
WESCO International, Inc. (a)	1,609	95,816
		148,388

TOTAL INDUSTRIALS		1,312,204

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 0.3%
InterDigital, Inc.	369	27,472
Electronic Equipment & Components - 2.6%
Dolby Laboratories, Inc. Class A	308	18,425
II-VI, Inc. (a)	423	16,116
Novanta, Inc. (a)	352	20,698
SYNNEX Corp.	569	56,997
Tech Data Corp. (a)	1,216	92,720
		204,956
Internet Software & Services - 7.1%
2U, Inc. (a)	1,402	112,847
ANGI Homeservices, Inc. Class A (a)	752	10,047
BlackLine, Inc. (a)	535	22,149
DocuSign, Inc.	200	7,726
Five9, Inc. (a)	568	16,682
GoDaddy, Inc. (a)	824	53,197
Gogo, Inc. (a)	1,402	13,207
GrubHub, Inc. (a)	448	45,311
Instructure, Inc. (a)	390	15,815
j2 Global, Inc.	1,295	102,797
MINDBODY, Inc. (a)	410	16,257
New Relic, Inc. (a)	287	20,058
Okta, Inc.	728	31,166
ShotSpotter, Inc.	451	12,511
Stamps.com, Inc. (a)	280	63,770
Yext, Inc.	988	13,180
		556,720
IT Services - 3.5%
EPAM Systems, Inc. (a)	443	50,657
EVERTEC, Inc.	1,500	27,375
Genpact Ltd.	836	26,660
Interxion Holding N.V. (a)	251	16,320
Leidos Holdings, Inc.	758	48,686
Presidio, Inc. (a)	1,202	18,415
Science Applications International Corp.	977	83,817
		271,930
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc.	1,473	47,431
PDF Solutions, Inc. (a)	1,201	13,391
		60,822
Software - 3.1%
8x8, Inc. (a)	600	12,150
Black Knight, Inc. (a)	486	23,644
Cardlytics, Inc. (a)	746	10,459
Everbridge, Inc. (a)	940	35,109
HubSpot, Inc. (a)	353	37,383
Model N, Inc. (a)	566	9,707
Proofpoint, Inc. (a)	277	32,669
PROS Holdings, Inc. (a)	894	26,391
Talend SA ADR (a)	292	14,250
Workiva, Inc. (a)	432	9,720
Zendesk, Inc. (a)	444	21,645
Zscaler, Inc. (a)	436	13,032
		246,159
Technology Hardware, Storage & Peripherals - 0.1%
Super Micro Computer, Inc. (a)	392	6,938

TOTAL INFORMATION TECHNOLOGY		1,374,997

MATERIALS - 4.7%
Chemicals - 0.8%
Orion Engineered Carbons SA	724	19,403
The Chemours Co. LLC	883	42,746
		62,149
Construction Materials - 0.8%
Eagle Materials, Inc.	326	32,261
Summit Materials, Inc.	997	28,056
		60,317
Containers & Packaging - 2.0%
Avery Dennison Corp.	290	30,395
Berry Global Group, Inc. (a)	243	13,365
Silgan Holdings, Inc.	4,041	113,431
		157,191
Metals & Mining - 1.0%
Compass Minerals International, Inc.	1,189	80,020
Paper & Forest Products - 0.1%
Neenah, Inc.	110	8,580

TOTAL MATERIALS		368,257

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
CareTrust (REIT), Inc.	4,255	56,209
Equity Commonwealth (a)	2,289	70,936
Rexford Industrial Realty, Inc.	2,778	84,868
Sabra Health Care REIT, Inc.	1,733	31,731
Store Capital Corp.	5,714	144,164
Terreno Realty Corp.	468	17,386
		405,294
UTILITIES - 3.0%
Electric Utilities - 2.2%
El Paso Electric Co.	1,569	80,097
IDACORP, Inc.	964	89,652
		169,749
Water Utilities - 0.8%
SJW Corp.	1,100	66,495

TOTAL UTILITIES		236,244

TOTAL COMMON STOCKS
(Cost $7,574,416)		7,636,304

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Compass, Inc. Series E (b)(c)
(Cost $1,754)	26	1,754

Investment Companies - 0.4%
iShares Russell 2000 Growth Index ETF
(Cost $30,563)	155	29,603

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.74% (d)
(Cost $122,335)	122,311	122,335
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $7,729,068)		7,789,996
NET OTHER ASSETS (LIABILITIES) - 0.6%		45,958
NET ASSETS - 100%		$7,835,954

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,754 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,272
Total	$1,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,133,003	$1,133,003	$--	$--
Consumer Staples	152,370	152,370	--	--
Energy	277,341	277,341	--	--
Financials	1,492,991	1,492,991	--	--
Health Care	883,603	883,603	--	--
Industrials	1,312,204	1,312,204	--	--
Information Technology	1,376,751	1,374,997	--	1,754
Materials	368,257	368,257	--	--
Real Estate	405,294	405,294	--	--
Utilities	236,244	236,244	--	--
Investment Companies	29,603	29,603	--	--
Money Market Funds	122,335	122,335	--	--
Total Investments in Securities:	$7,789,996	$7,788,242	$--	$1,754

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,606,733)	$7,667,661
Fidelity Central Funds (cost $122,335)	122,335
Total Investment in Securities (cost $7,729,068)		$7,789,996
Cash		46,899
Receivable for investments sold		83,739
Receivable for fund shares sold		1,608
Dividends receivable		707
Distributions receivable from Fidelity Central Funds		171
Other receivables		20
Total assets		7,923,140
Liabilities
Payable for investments purchased	$85,709
Payable for fund shares redeemed	1,477
Total liabilities		87,186
Net Assets		$7,835,954
Net Assets consist of:
Paid in capital		$7,809,120
Undistributed net investment income		13,600
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,693)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,927
Net Assets, for 701,573 shares outstanding		$7,835,954
Net Asset Value, offering price and redemption price per share ($7,835,954 ÷ 701,573 shares)		$11.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$14,225
Income from Fidelity Central Funds		1,272
Total income		15,497
Expenses
Independent trustees' fees and expenses	$4
Miscellaneous	2
Total expenses		6
Net investment income (loss)		15,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,675)
Foreign currency transactions	34
Total net realized gain (loss)		(41,641)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	20,245
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		20,244
Net gain (loss)		(21,397)
Net increase (decrease) in net assets resulting from operations		$(5,906)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period March 7, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,491	$3,593
Net realized gain (loss)	(41,641)	(6,185)
Change in net unrealized appreciation (depreciation)	20,244	40,683
Net increase (decrease) in net assets resulting from operations	(5,906)	38,091
Distributions to shareholders from net investment income	(5,350)	–
Share transactions
Proceeds from sales of shares	8,445,233	500,000
Reinvestment of distributions	5,350	–
Cost of shares redeemed	(1,141,464)	–
Net increase (decrease) in net assets resulting from share transactions	7,309,119	500,000
Total increase (decrease) in net assets	7,297,863	538,091
Net Assets
Beginning of period	538,091	–
End of period	$7,835,954	$538,091
Other Information
Undistributed net investment income end of period	$13,600	$3,459
Shares
Sold	752,604	50,000
Issued in reinvestment of distributions	496	–
Redeemed	(101,527)	–
Net increase (decrease)	651,573	50,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.07
Net realized and unrealized gain (loss)	.46C	.69
Total from investment operations	.52	.76
Distributions from net investment income	(.11)	–
Net asset value, end of period	$11.17	$10.76
Total ReturnD	4.84%	7.60%
Ratios to Average Net AssetsE,F
Expenses before reductionsG,H	-%	-%
Expenses net of fee waivers, if anyG,H	-%	-%
Expenses net of all reductionsG,H	-%	-%
Net investment income (loss)G	1.05%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$7,836	$538
Portfolio turnover rateI	137%G	249%G

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Flex Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$312,405
Gross unrealized depreciation	(297,671)
Net unrealized appreciation (depreciation)	$14,734
Tax cost	$7,775,262

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,354)
Total capital loss carryforward	$(1,354)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,258,498 and $2,066,504, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $193 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	- %-C	$1,000.00	$1,048.40	$- D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZSC-SANN-0618
1.9881582.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018